UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-846-7526

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2023
Ticker Symbol
TIMOTHY PLAN US SMALL CAP CORE ETF	TPSC
TIMOTHY PLAN US LARGE/MID CAP CORE ETF	TPLC
TIMOTHY PLAN HIGH DIVIDEND STOCK ETF	TPHD
TIMOTHY PLAN INTERNATIONAL ETF	TPIF
TIMOTHY PLAN US LARGE/MID CAP CORE ENHANCED ETF	TPLE
TIMOTHY PLAN HIGH DIVIDEND STOCK ENHANCED ETF	TPHE
TIMOTHY PLAN MARKET NEUTRAL ETF	TPMN
Listed and traded on: The New York Stock Exchange

Table of Contents

Schedules of Portfolio Investments	1
Statements of Assets and Liabilities	35
Statements of Operations	39
Statements of Changes in Net Assets	43
Financial Highlights	47
Notes to Financial Statements	54
Other Information	65
Liquidity Risk Management Program	67
Approval of Investment Advisory and Sub-Advisory Agreement	68

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.5%)
Communication Services (2.0%):
Cargurus, Inc.(a)	6,008	135,961
Cars.com, Inc.(a)	6,638	131,565
Cogent Communications Holdings, Inc.	2,948	198,371
EchoStar Corp., Class A(a)	9,161	158,852
Gogo, Inc.(a)	9,064	154,179
John Wiley & Sons, Inc., Class A	3,885	132,207
Madison Square Garden Sports Corp.	1,170	220,018
US Cellular Corp.(a)	4,980	87,797
Ziff Davis, Inc.(a)	2,259	158,265
ZipRecruiter, Inc.(a)	5,618	99,776
		1,476,991
Consumer Discretionary (14.2%):
Abercrombie & Fitch Co.(a)	3,984	150,117
Academy Sports & Outdoors, Inc.	1,849	99,938
Acushnet Holdings Corp.	3,709	202,808
American Eagle Outfitters, Inc.	8,253	97,385
Arhaus, Inc.(a)	11,334	118,214
Asbury Automotive Group, Inc.(a)	630	151,465
Bloomin’ Brands, Inc.	6,391	171,854
Boot Barn Holdings, Inc.(a)	1,424	120,599
Brinker International, Inc.(a)	3,039	111,227
Camping World Holdings, Inc., Class A	5,503	165,640
Carter’s, Inc.	2,275	165,165
Cavco Industries, Inc.(a)	476	140,420
Century Communities, Inc.	2,040	156,305
Cracker Barrel Old Country Store, Inc.	1,412	131,570
Crocs, Inc.(a)	708	79,608
Dave & Buster’s Entertainment, Inc.(a)	3,826	170,487
Dillard’s, Inc., Class A	368	120,071
Dine Brands Global, Inc.	2,299	133,411
Dorman Products, Inc.	1,932	152,300
Foot Locker, Inc.	2,883	78,158
Fox Factory Holding Corp.(a)	1,102	119,578
Frontdoor, Inc.(a)	5,175	165,082
Gentherm, Inc.(a)	2,526	142,744
Graham Holdings Co., Class B	382	218,305
Grand Canyon Education, Inc.(a)	1,605	165,652
Green Brick Partners, Inc.(a)	3,395	192,836
Group 1 Automotive, Inc.	645	166,474
Helen of Troy Ltd.(a)	1,368	147,771

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (14.2%): (continued)
Installed Building Products, Inc.	1,154	161,745
Jack in the Box, Inc.	1,470	143,369
KB Home	3,834	198,256
Kontoor Brands, Inc.	2,500	105,250
La-Z-Boy, Inc.	5,300	151,792
LCI Industries	1,205	152,264
Leslie’s, Inc.(a)	11,514	108,116
LGI Homes, Inc.(a)	1,118	150,807
M/I Homes, Inc.(a)	2,267	197,660
Malibu Boats, Inc., Class A(a)	2,941	172,519
MDC Holdings, Inc.	4,223	197,510
Meritage Homes Corp.	1,264	179,829
Mister Car Wash, Inc.(a)	13,401	129,320
Modine Manufacturing Co.(a)	5,635	186,068
Monro, Inc.	3,630	147,487
National Vision Holdings, Inc.(a)	4,674	113,531
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,049	118,699
Oxford Industries, Inc.	1,318	129,718
Papa John’s International, Inc.	1,964	145,002
Patrick Industries, Inc.	2,114	169,120
Playa Hotels & Resorts N.V.(a)	16,731	136,190
Revolve Group, Inc.(a)	3,711	60,860
Sally Beauty Holdings, Inc.(a)	9,431	116,473
SeaWorld Entertainment, Inc.(a)	2,477	138,737
Signet Jewelers Ltd.	1,321	86,208
Six Flags Entertainment Corp.(a)	3,773	98,023
Skyline Champion Corp.(a)	1,699	111,200
Sonic Automotive, Inc., Class A	2,379	113,407
Sonos, Inc.(a)	5,726	93,506
Steven Madden Ltd.	4,195	137,135
Strategic Education, Inc.	2,223	150,808
Stride, Inc.(a)	2,715	101,079
Target Hospitality Corp.(a)	8,170	109,641
Taylor Morrison Home Corp.(a)	3,963	193,276
The Buckle, Inc.	4,833	167,222
The Cheesecake Factory, Inc.	3,986	137,836
The Goodyear Tire & Rubber Co.(a)	11,177	152,901
The ODP Corp.(a)	3,733	174,779
Topgolf Callaway Brands Corp.(a)	7,344	145,778
Tri Pointe Homes, Inc.(a)	6,132	201,498
Upbound Group, Inc.	4,166	129,688
Vista Outdoor, Inc.(a)	6,096	168,676
Visteon Corp.(a)	1,040	149,354
Wingstop, Inc.	544	108,887
Winnebago Industries, Inc.	2,246	149,786

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (14.2%): (continued)
XPEL, Inc.(a)	1,676	141,153
Yeti Holdings, Inc.(a)	2,292	89,021
		10,656,368
Consumer Staples (5.8%):
BellRing Brands, Inc.(a)	4,484	164,114
Cal-Maine Foods, Inc.	2,781	125,145
Central Garden & Pet Co., Class A(a)	5,613	204,650
Coca-Cola Consolidated, Inc.	317	201,618
Edgewell Personal Care Co.	5,154	212,912
Fresh Del Monte Produce, Inc.	6,813	175,162
Grocery Outlet Holding Corp.(a)	6,259	191,588
Herbalife Ltd(a)	6,068	80,340
Hostess Brands, Inc.(a)	8,905	225,475
Ingles Markets, Inc., Class A	2,487	205,551
Inter Parfums, Inc.	1,157	156,461
J & J Snack Foods Corp.	1,472	233,106
Lancaster Colony Corp.	979	196,867
Medifast, Inc.	1,266	116,675
Nu Skin Enterprises, Inc., Class A	3,667	121,744
PriceSmart, Inc.	2,819	208,775
Spectrum Brands Holdings, Inc.	1,530	119,417
Sprouts Farmers Market, Inc.(a)	4,437	162,971
The Andersons, Inc.	3,365	155,295
The Chefs’ Warehouse, Inc.(a)	4,578	163,709
The Hain Celestial Group, Inc.(a)	7,337	91,786
The Simply Good Foods Co.(a)	5,165	188,987
Tootsie Roll Industries, Inc.	5,595	198,119
United Natural Foods, Inc.(a)	4,407	86,157
WD-40 Co.	992	187,141
Weis Markets, Inc.	2,244	144,087
		4,317,852
Energy (4.8%):
Arch Resources, Inc.	883	99,567
Archrock, Inc.	14,934	153,073
Cactus, Inc., Class A	2,651	112,190
California Resources Corp.	3,341	151,314
Callon Petroleum Co.(a)	2,568	90,060
ChampionX Corp.	4,287	133,068
Comstock Resources, Inc.	8,092	93,867
CONSOL Energy, Inc.	1,719	116,565
Crescent Energy Co., Class A	8,890	92,634
CVR Energy, Inc.	3,755	112,500
Delek US Holdings, Inc.	4,930	118,073
Denbury, Inc.(a)	1,456	125,595
Earthstone Energy, Inc., Class A(a)	6,689	95,586

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (4.8%): (continued)
Excelerate Energy, Inc., Class A	5,124	104,171
Gulfport Energy Corp.(a)	1,385	145,522
International Seaways, Inc.	3,141	120,112
Kinetik Holdings, Inc.	4,628	162,628
Kosmos Energy Ltd.(a)	11,918	71,389
Liberty Energy, Inc.	8,157	109,059
NexTier Oilfield Solutions, Inc.(a)	10,819	96,722
Northern Oil and Gas, Inc.	3,049	104,642
Oceaneering International, Inc.(a)	5,119	95,725
Par Pacific Holdings, Inc.(a)	4,884	129,963
Patterson-UTI Energy, Inc.	7,670	91,810
PBF Energy, Inc., Class A	2,568	105,134
Peabody Energy Corp.	3,663	79,341
Permian Resources Corp.	8,494	93,094
RPC, Inc.	12,142	86,815
Sitio Royalties Corp., Class A	5,097	133,898
Talos Energy, Inc.(a)	5,824	80,779
Valaris Ltd.(a)	1,745	109,813
Weatherford International PLC(a)	1,773	117,763
World Kinect Corp, Class A	4,913	101,601
		3,634,073
Financials (22.9%):
American Equity Investment Life Holding Co.	3,200	166,752
Ameris BanCorp	5,028	172,008
Artisan Partners Asset Management, Inc., Class A	4,919	193,366
Associated Banc-Corp.	9,794	158,957
Assured Guaranty Ltd.	3,144	175,435
Atlantic Union Bankshares Corp.	5,719	148,408
Axis Capital Holdings Ltd.	3,724	200,463
Axos Financial, Inc.(a)	3,380	133,307
Bancfirst Corp.	2,052	188,784
Bank of Hawaii Corp.	3,057	126,040
BankUnited, Inc.	6,712	144,644
Banner Corp.	3,750	163,762
BGC Partners, Inc., Class A	29,137	129,077
Bread Financial Holdings, Inc.	3,687	115,735
Cathay General BanCorp	6,051	194,782
City Holding Co.	3,014	271,230
CNO Financial Group, Inc.	8,262	195,562
Cohen & Steers, Inc.	3,142	182,205
Columbia Banking System, Inc.	7,399	150,052
Community Bank System, Inc.	4,252	199,334
CVB Financial Corp.	11,490	152,587

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (22.9%): (continued)
Donnelley Financial Solutions, Inc.(a)	2,671	121,611
Eastern Bankshares, Inc.	13,571	166,516
Enova International, Inc.(a)	2,979	158,244
Enterprise Financial Services Corp.	4,684	183,144
EVERTEC, Inc.	5,991	220,649
FB Financial Corp.	5,814	163,083
Federal Agricultural Mortgage Corp., Class C	1,476	212,160
Federated Hermes, Inc.	5,447	195,275
First BanCorp	15,459	188,909
First BanCorp	5,911	175,852
First Commonwealth Financial Corp.	16,482	208,497
First Financial BanCorp	9,781	199,924
First Hawaiian, Inc.	8,772	157,984
First Merchants Corp.	6,221	175,619
FirstCash Holdings, Inc.	1,926	179,754
FNB Corp.	18,268	208,986
Fulton Financial Corp.	14,660	174,747
Genworth Financial, Inc.(a)	28,379	141,895
Goosehead Insurance, Inc., Class A(a)	1,499	94,272
Hamilton Lane, Inc., Class A	2,166	173,237
Hancock Whitney Corp.	4,707	180,655
Heartland Financial USA, Inc.	5,260	146,596
Hilltop Holdings, Inc.	5,956	187,376
Hope BanCorp, Inc.	19,177	161,470
Houlihan Lokey, Inc.	2,174	213,726
Independent Bank Corp.	3,575	159,123
Independent Bank Group, Inc.	4,277	147,685
International Bancshares Corp.	5,127	226,613
Jackson Financial, Inc., Class A	3,176	97,217
Lakeland Financial Corp.	3,569	173,168
Lazard Ltd., Class A	4,673	149,536
Live Oak Bancshares, Inc.	4,351	114,475
MGIC Investment Corp.	15,734	248,440
Moelis & Co., Class A	3,365	152,569
Mr Cooper Group, Inc.(a)	3,509	177,696
National Bank Holdings Corp., Class A	5,368	155,887
Navient Corp.	9,386	174,392
NBT BanCorp, Inc.	5,854	186,450
Nelnet, Inc., Class A	3,343	322,533
NMI Holdings, Inc., Class A(a)	7,812	201,706
Northwest Bancshares, Inc.	20,109	213,155

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (22.9%): (continued)
OFG BanCorp	9,234	240,823
Pacific Premier BanCorp, Inc.	7,605	157,271
PacWest BanCorp	6,340	51,671
Palomar Holdings, Inc.(a)	2,007	116,486
Park National Corp.	1,862	190,520
PennyMac Financial Services, Inc.	2,141	150,534
Piper Sandler Cos.	1,160	149,942
PJT Partners, Inc., Class A	2,802	195,131
PRA Group, Inc.(a)	6,592	150,627
Provident Financial Services, Inc.	10,960	179,086
Radian Group, Inc.	8,769	221,680
Renasant Corp.	7,165	187,221
Repay Holdings Corp.(a)	10,060	78,770
Rocket Cos., Inc., Class A(a)	11,356	101,750
S&T BanCorp, Inc.	7,553	205,366
Sandy Spring BanCorp, Inc.	7,748	175,725
Seacoast Banking Corp. of Florida	6,063	133,992
Shift4 Payments, Inc., Class A(a)	1,439	97,722
Simmons First National Corp., Class A	10,597	182,798
SLM Corp.	9,673	157,863
Stellar BanCorp, Inc.	7,747	177,329
Stock Yards BanCorp, Inc.	3,987	180,890
StoneX Group, Inc.(a)	1,666	138,411
Texas Capital Bancshares, Inc.(a)	2,921	150,431
The BanCorp, Inc.(a)	4,278	139,677
Towne Bank	9,215	214,157
TriCo Bancshares	5,433	180,376
Trustmark Corp.	8,542	180,407
UMB Financial Corp.	2,657	161,811
United Community Banks, Inc.	6,703	167,508
UWM Holdings Corp.	21,382	119,739
Veritex Holdings, Inc.	6,652	119,270
Virtu Financial, Inc., Class A	9,498	162,321
Virtus Investment Partners, Inc.	733	144,745
Walker & Dunlop, Inc.	2,125	168,066
Washington Federal, Inc.	6,567	174,157
WesBanco, Inc.	8,225	210,642
Westamerica BanCorp	5,724	219,229
WSFS Financial Corp.	4,736	178,642
		17,166,102
Health Care (6.5%):
AdaptHealth Corp.(a)	8,710	106,001
Addus Homecare Corp.(a)	1,805	167,324
Agiliti, Inc.(a)	6,848	112,992
Amedisys, Inc.(a)	1,693	154,808

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (6.5%): (continued)
Apollo Medical Holdings, Inc.(a)	2,665	84,214
Avanos Medical, Inc.(a)	6,277	160,440
Catalyst Pharmaceuticals, Inc.(a)	4,842	65,076
Certara, Inc.(a)	4,041	73,587
Corcept Therapeutics, Inc.(a)	6,964	154,949
CorVel Corp.(a)	1,023	197,951
Cytek Biosciences, Inc.(a)	10,617	90,669
Dynavax Technologies Corp.(a)	10,712	138,399
Embecta Corp.	3,844	83,030
Ensign Group, Inc.	2,168	206,957
Figs, Inc., Class A(a)	11,787	97,479
Haemonetics Corp.(a)	2,189	186,371
Harmony Biosciences Holdings, Inc.(a)	3,309	116,444
Integer Holdings Corp.(a)	1,788	158,435
Ironwood Pharmaceuticals, Inc.(a)	17,244	183,476
Maravai LifeSciences Holdings, Inc., Class A(a)	7,389	91,845
Merit Medical Systems, Inc.(a)	2,630	219,973
Neogen Corp.(a)	7,828	170,259
Pacira BioSciences, Inc.(a)	3,893	155,993
Patterson Cos., Inc.	7,775	258,597
Pediatrix Medical Group, Inc.(a)	8,854	125,815
Prestige Consumer Healthcare, Inc.(a)	3,803	226,012
Progyny, Inc.(a)	2,457	96,658
RadNet, Inc.(a)	4,468	145,746
Select Medical Holdings Corp.	4,929	157,038
STAAR Surgical Co.(a)	1,449	76,174
Supernus Pharmaceuticals, Inc.(a)	5,134	154,328
U.S. Physical Therapy, Inc.	1,279	155,258
Veradigm, Inc.(a)	11,875	149,625
Vir Biotechnology, Inc.(a)	4,695	115,168
		4,837,091
Industrials (24.3%):
AAON, Inc.	1,596	151,317
AAR Corp.(a)	3,368	194,536
ABM Industries, Inc.	4,889	208,516
Air Transport Services Group(a)	7,158	135,071
Alamo Group, Inc.	1,103	202,853
Albany International Corp.	2,287	213,331
Allegiant Travel Co.(a)	1,122	141,686
Allison Transmission Holding, Inc.	4,295	242,496
Ameresco, Inc., Class A(a)	1,995	97,017
API Group Corp.(a)	7,551	205,840

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (24.3%): (continued)
Applied Industrial Technologies, Inc.	1,240	179,589
ArcBest Corp.	1,336	131,997
Arcosa, Inc.	2,521	191,016
Armstrong World Industries, Inc.	3,040	223,318
Atkore, Inc.(a)	948	147,831
Barnes Group, Inc.	4,739	199,938
Beacon Roofing Supply, Inc.(a)	3,013	250,019
Boise Cascade Co.	2,408	217,563
Brady Corp., Class A	4,785	227,622
Casella Waste Systems, Inc.(a)	2,466	223,050
CBIZ, Inc.(a)	4,600	245,088
Comfort Systems USA, Inc.	1,244	204,265
Construction Partners, Inc., Class A(a)	4,717	148,067
Core & Main, Inc., Class A(a)	7,147	223,987
CSG Systems International, Inc.	3,597	189,706
CSW Industrials, Inc.	1,281	212,889
Dycom Industries, Inc.(a)	1,404	159,565
Encore Wire Corp.	742	137,960
Energy Recovery, Inc.(a)	4,862	135,893
Enerpac Tool Group Corp.	7,484	202,068
EnerSys	1,939	210,420
EnPro Industries, Inc.	1,714	228,870
Esab Corp.	2,681	178,394
ESCO Technologies, Inc.	1,970	204,151
Federal Signal Corp.	3,776	241,777
First Advantage Corp.(a)	9,046	139,399
Flowserve Corp.	5,000	185,750
Fluor Corp.(a)	4,834	143,086
Forward Air Corp.	1,579	167,548
Franklin Electric Co.	2,228	229,261
GATX Corp.	1,875	241,388
Gibraltar Industries, Inc.(a)	3,298	207,510
GMS, Inc.(a)	2,616	181,027
GrafTech International Ltd.	17,971	90,574
Granite Construction, Inc.	4,693	186,688
H&E Equipment Services, Inc.	3,251	148,733
Hayward Holdings, Inc.(a)	10,335	132,805
Heartland Express, Inc.	12,314	202,073
Helios Technologies, Inc.	2,403	158,814
Herc Holdings, Inc.	1,099	150,398
Hillenbrand, Inc.	3,439	176,352
HNI Corp.	6,727	189,567
Huron Consulting Group, Inc.(a)	2,125	180,434
ICF International, Inc.	1,795	223,280

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (24.3%): (continued)
Insperity, Inc.	1,578	187,719
Janus International Group, Inc.(a)	15,260	162,672
John Bean Technologies Corp.	1,401	169,941
Kadant, Inc.	896	199,002
Kennametal, Inc.	5,702	161,880
Kforce, Inc.	2,721	170,498
Kirby Corp.(a)	2,394	184,218
Korn Ferry	3,571	176,907
Lindsay Corp.	1,440	171,850
ManpowerGroup, Inc.	2,522	200,247
Marten Transport Ltd.	7,554	162,411
Matson, Inc.	2,200	171,006
Maximus, Inc.	2,203	186,176
McGrath RentCorp.	2,395	221,490
MillerKnoll, Inc.	6,263	92,567
Moog, Inc., Class A	2,122	230,088
MSC Industrial Direct Co., Inc.	2,860	272,501
Mueller Industries, Inc.	2,324	202,839
Mueller Water Products, Inc., Class A	14,503	235,384
MYR Group, Inc.(a)	1,271	175,830
NOW, Inc.(a)	12,387	128,329
NV5 Global, Inc.(a)	1,577	174,684
PGT Innovations, Inc.(a)	5,311	154,816
Primoris Services Corp.	6,702	204,210
Resideo Technologies, Inc.(a)	6,105	107,814
Rush Enterprises, Inc., Class A	3,701	224,799
Ryder System, Inc.	1,876	159,066
Schneider National, Inc., Class B	7,065	202,907
Shoals Technologies Group, Inc., Class A(a)	3,293	84,169
SPX Technologies, Inc.(a)	2,572	218,543
Standex International Corp.	1,726	244,177
SunPower Corp.(a)	6,219	60,946
TaskUS, Inc., Class A(a)	4,705	53,261
Tennant Co.	3,084	250,143
Terex Corp.	3,098	185,353
The AZEK Co., Inc.(a)	4,483	135,790
The Brink’s Co.	2,601	176,426
Trinity Industries, Inc.	6,264	161,047
Triton International Ltd.	2,648	220,472
TTEC Holdings, Inc.	3,461	117,120
UniFirst Corp.	1,288	199,653
Veritiv Corp.	978	122,847
Verra Mobility Corp.(a)	10,088	198,935
Vicor Corp.(a)	1,983	107,082

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (24.3%): (continued)
Wabash National Corp.	5,955	152,686
Watts Water Technologies, Inc., Class A	1,179	216,618
Werner Enterprises, Inc.	4,251	187,809
		18,227,321
Information Technology (8.8%):
ACI Worldwide, Inc.(a)	5,043	116,846
Advanced Energy Industries, Inc.	1,702	189,688
Agilysys, Inc.(a)	1,607	110,304
Alarm.com Holdings, Inc.(a)	2,954	152,663
Avid Technology, Inc.(a)	3,844	98,022
Axcelis Technologies, Inc.(a)	824	151,064
Badger Meter, Inc.	1,544	227,833
Belden, Inc.	2,322	222,099
Calix, Inc.(a)	2,140	106,807
Cohu, Inc.(a)	3,649	151,652
CommVault Systems, Inc.(a)	2,962	215,100
CTS Corp.	3,377	143,962
Diodes, Inc.(a)	1,643	151,961
DoubleVerify Holdings, Inc.(a)	4,244	165,176
ePlus, Inc.(a)	3,012	169,576
Extreme Networks, Inc.(a)	6,607	172,112
FormFactor, Inc.(a)	3,490	119,428
Harmonic, Inc.(a)	8,114	131,203
Insight Enterprises, Inc.(a)	1,685	246,583
InterDigital, Inc.	1,921	185,473
MACOM Technology Solutions Holdings, Inc.(a)	2,332	152,816
MaxLinear, Inc.(a)	3,550	112,038
Methode Electronics, Inc.	4,387	147,052
NCR Corp.(a)	5,499	138,575
NetScout Systems, Inc.(a)	6,043	187,031
Onto Innovation, Inc.(a)	1,499	174,589
OSI Systems, Inc.(a)	1,962	231,182
Perficient, Inc.(a)	1,985	165,410
Plexus Corp.(a)	1,885	185,182
Progress Software Corp.	4,165	241,987
Semtech Corp.(a)	4,611	117,396
SiTime Corp.(a)	614	72,434
SPS Commerce, Inc.(a)	1,064	204,352
Super Micro Computer, Inc.(a)	855	213,109
Teradata Corp.(a)	3,953	211,130
TTM Technologies, Inc.(a)	8,815	122,529
Ultra Clean Holdings, Inc.(a)	3,716	142,917
Viavi Solutions, Inc.(a)	14,131	160,104
Vishay Intertechnology, Inc.	8,192	240,845

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (8.8%): (continued)
Vontier, Corp.	5,676	182,824
		6,631,054
Materials (4.9%):
Alpha Metallurgical Resources, Inc.	653	107,327
ATI, Inc.(a)	3,597	159,095
Avient Corp.	2,951	120,696
Balchem Corp.	1,521	205,046
Cabot Corp.	2,025	135,452
Ecovyst, Inc.(a)	12,322	141,210
Greif, Inc., Class A	3,052	210,252
H.B. Fuller Co.	2,885	206,306
Ingevity Corp.(a)	2,188	127,254
Innospec, Inc.	1,975	198,369
Materion Corp.	1,005	114,771
Minerals Technologies, Inc.	2,768	159,686
NewMarket Corp.	702	282,288
O-I Glass, Inc.(a)	6,081	129,708
Orion SA	5,879	124,752
Perimeter Solutions SA(a)	15,654	96,272
Ryerson Holding Corp.	2,665	115,608
Sensient Technologies Corp.	2,704	192,336
Stepan Co.	2,105	201,154
Summit Materials, Inc., Class A(a)	5,848	221,347
Sylvamo Corp.	3,153	127,539
Warrior Met Coal, Inc.	3,433	133,715
Worthington Industries, Inc.	2,050	142,414
		3,652,597
Real Estate (1.3%):
eXp World Holdings, Inc.	7,044	142,852
Kennedy-Wilson Holdings, Inc.	10,342	168,885
Marcus & Millichap, Inc.	5,756	181,371
Newmark Group, Inc., Class A	18,862	117,322
The Howard Hughes Corp.(a)	2,129	168,021
The St. Joe Co.	4,332	209,409
		987,860

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (4.0%):
ALLETE, Inc.	3,586	207,881
American States Water Co.	2,250	195,750
Avista Corp.	5,083	199,609
California Water Service Group	3,532	182,357
Chesapeake Utilities Corp.	1,652	196,588
Clearway Energy, Inc., Class C	6,723	192,009
MGE Energy, Inc.	3,081	243,738
Middlesex Water Co.	2,414	194,713
Montauk Renewables, Inc.(a)	13,595	101,147
New Jersey Resources Corp.	4,270	201,544
Northwest Natural Holding Co.	4,910	211,376
NorthWestern Corp.	4,520	256,555
Otter Tail Corp.	2,203	173,949
SJW Group	2,767	193,994
Spire, Inc.	3,328	211,128
		2,962,338
Total Common Stocks (Cost $70,111,040)		74,549,647
Total Investments (Cost $70,111,040) — 99.5%		74,549,647
Other assets in excess of liabilities — 0.5%		329,986
NET ASSETS — 100.00%		74,879,633

Percentages indicated are based on net assets as of June 30, 2023.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index	9/15/23	3	$283,453	$285,555	$2,102
					$2,102

See notes to financial statements.

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.5%)
Communication Services (0.7%):
Live Nation Entertainment, Inc.(a)	8,302	756,395
The Trade Desk, Inc., Class A(a)	4,142	319,845
ZoomInfo Technologies, Inc.(a)	14,358	364,550
		1,440,790
Consumer Discretionary (9.8%):
Aptiv PLC(a)	4,443	453,586
Aramark	19,623	844,770
AutoZone, Inc.(a)	352	877,663
Bath & Body Works, Inc.	10,280	385,500
BorgWarner, Inc.	14,144	691,783
Burlington Stores, Inc.(a)	2,147	337,916
CarMax, Inc.(a)	5,724	479,099
Chipotle Mexican Grill, Inc.(a)	365	780,735
Darden Restaurants, Inc.	5,599	935,481
Deckers Outdoor Corp.(a)	1,257	663,269
Domino’s Pizza, Inc.	1,836	618,714
DR Horton, Inc.	5,944	723,325
Five Below, Inc.(a)	2,320	455,973
Floor & Decor Holdings, Inc., Class A(a)	3,915	407,003
Garmin Ltd.	7,222	753,182
Genuine Parts Co.	5,630	952,765
Lennar Corp., Class A	5,724	717,275
LKQ Corp.	14,197	827,259
Lowe’s Cos., Inc.	3,265	736,911
NVR, Inc.(a)	119	755,724
O’Reilly Automotive, Inc.(a)	1,114	1,064,204
Penske Automotive Group, Inc.	4,080	679,850
Pool Corp.	1,519	569,078
PulteGroup, Inc.	9,325	724,366
Ross Stores, Inc.	6,295	705,858
Service Corp. International	10,688	690,338
Tapestry, Inc.	13,506	578,057
Tesla, Inc.(a)	1,787	467,783
Tractor Supply Co.	3,104	686,294
Vail Resorts, Inc.	2,953	743,447
		20,307,208
Consumer Staples (5.5%):
BJ’s Wholesale Club Holdings, Inc.(a)	10,594	667,528
Bunge Ltd.	6,185	583,555
Campbell Soup Co.	18,750	857,062
Costco Wholesale Corp.	1,662	894,787
Coty, Inc., Class A(a)	39,048	479,900

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (5.5%): (continued)
Darling Ingredients, Inc.(a)	8,701	555,037
Dollar General Corp.	4,291	728,526
Dollar Tree, Inc.(a)	4,498	645,463
Hormel Foods Corp.	28,358	1,140,559
Lamb Weston Holdings, Inc.	8,293	953,280
McCormick & Co., Inc.	9,490	827,813
Monster Beverage Corp.(a)	17,217	988,944
Sysco Corp.	12,415	921,193
The JM Smucker Co.	8,101	1,196,275
		11,439,922
Energy (6.1%):
APA Corp.	9,770	333,841
Cheniere Energy, Inc.	3,704	564,342
Chesapeake Energy Corp.	6,265	524,255
ConocoPhillips	5,110	529,447
Coterra Energy, Inc.	20,018	506,455
Devon Energy Corp.	7,677	371,106
Diamondback Energy, Inc.	3,554	466,854
EOG Resources, Inc.	4,300	492,092
EQT Corp.	12,308	506,228
Halliburton Co.	13,200	435,468
Hess Corp.	3,323	451,762
HF Sinclair Corp.	11,120	496,063
Kinder Morgan, Inc.	48,454	834,378
Marathon Oil Corp.	17,580	404,692
Marathon Petroleum Corp.	4,605	536,943
Occidental Petroleum Corp.	7,768	456,758
ONEOK, Inc.	9,945	613,805
Ovintiv, Inc.	9,961	379,215
Phillips 66	5,530	527,451
Pioneer Natural Resources Co.	2,387	494,539
Schlumberger N.V.	9,106	447,287
Targa Resources Corp.	7,157	544,648
Texas Pacific Land Corp.	270	355,455
The Williams Cos., Inc.	25,783	841,299
Valero Energy Corp.	3,864	453,247
		12,567,630
Financials (9.9%):
Aflac, Inc.	13,855	967,079
American Financial Group, Inc.	6,615	785,531
Arch Capital Group Ltd.(a)	10,026	750,446
Ares Management Corp., Class A	6,771	652,386
Arthur J Gallagher & Co.	4,431	972,915
Brown & Brown, Inc.	11,892	818,645
Cboe Global Markets, Inc.	6,701	924,805

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (9.9%): (continued)
East West BanCorp, Inc.	8,376	442,169
Equitable Holdings, Inc.	22,371	607,596
Erie Indemnity Co., Class A	3,301	693,243
Everest Re Group Ltd.	1,845	630,732
FactSet Research Systems, Inc.	1,870	749,216
First Citizens BancShares, Inc., Class A	302	387,602
FleetCor Technologies, Inc.(a)	2,838	712,565
Franklin Resources, Inc.	21,905	585,083
Globe Life, Inc.	8,475	929,030
Interactive Brokers Group, Inc.	7,613	632,412
Intercontinental Exchange, Inc.	7,768	878,405
LPL Financial Holdings, Inc.	2,700	587,061
MarketAxess Holdings, Inc.	1,676	438,140
Morningstar, Inc.	2,868	562,329
MSCI, Inc.	1,084	508,710
Nasdaq, Inc.	13,967	696,255
Principal Financial Group, Inc.	8,692	659,201
Raymond James Financial, Inc.	7,008	727,220
Reinsurance Group of America, Inc.	5,108	708,429
Rocket Cos., Inc., Class A(a)	40,830	365,837
Ryan Specialty Holdings, Inc.(a)	12,136	544,785
Tradeweb Markets, Inc., Class A	10,346	708,494
W R Berkley Corp.	13,758	819,426
		20,445,747
Health Care (11.4%):
Agilent Technologies, Inc.	4,687	563,612
Align Technology, Inc.(a)	975	344,799
Amgen, Inc.	3,845	853,667
Avantor, Inc.(a)	25,977	533,568
BioMarin Pharmaceutical, Inc.(a)	6,835	592,458
Bruker Corp.	7,031	519,731
Catalent, Inc.(a)	7,274	315,401
Centene Corp.(a)	10,453	705,055
Charles River Laboratories International, Inc.(a)	2,360	496,190
Danaher Corp.	2,613	627,120
Dexcom, Inc.(a)	3,731	479,471
Edwards Lifesciences Corp.(a)	6,599	622,484
GE Healthcare Technologies, Inc.	6,887	559,500
HCA Healthcare, Inc.	2,389	725,014
Henry Schein, Inc.(a)	10,454	847,819
Humana, Inc.	1,612	720,774
IDEXX Laboratories, Inc.(a)	1,114	559,484
Incyte Corp.(a)	12,541	780,677
Insulet Corp.(a)	1,479	426,455

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (11.4%): (continued)
Intuitive Surgical, Inc.(a)	2,135	730,042
IQVIA Holdings, Inc.(a)	2,988	671,613
Laboratory Corp. of America Holdings	3,363	811,593
Masimo Corp.(a)	2,700	444,285
Mettler-Toledo International, Inc.(a)	400	524,656
Moderna, Inc.(a)	2,283	277,384
Neurocrine Biosciences, Inc.(a)	6,669	628,887
Regeneron Pharmaceuticals, Inc.(a)	714	513,038
Repligen Corp.(a)	2,010	284,335
ResMed, Inc.	3,457	755,354
Revvity, Inc.	4,332	514,598
Stryker Corp.	2,403	733,131
Teleflex, Inc.	2,334	564,898
United Therapeutics Corp.(a)	3,280	724,060
Veeva Systems, Inc., Class A(a)	2,955	584,292
Vertex Pharamaceuticals, Inc.(a)	2,167	762,589
Waters Corp.(a)	2,095	558,401
West Pharmaceutical Services, Inc.	1,303	498,358
Zimmer Biomet Holdings, Inc.	6,455	939,848
Zoetis, Inc.	3,850	663,008
		23,457,649
Industrials (27.3%):
A.O. Smith Corp.	9,140	665,209
AECOM	10,312	873,323
AGCO Corp.	4,900	643,958
Allegion PLC	6,299	756,006
AMETEK, Inc.	6,443	1,042,993
Axon Enterprise, Inc.(a)	2,207	430,630
Builders FirstSource, Inc.(a)	5,162	702,032
Carlisle Cos., Inc.	2,956	758,303
Carrier Global Corp.	14,556	723,579
Caterpillar, Inc.	3,044	748,976
CH Robinson Worldwide, Inc.	7,593	716,400
Cintas Corp.	1,873	931,031
Copart, Inc.(a)	10,084	919,762
CoStar Group, Inc.(a)	8,804	783,556
CSX Corp.	26,005	886,770
Deere & Co.	1,966	796,604
Dover Corp.	5,039	744,008
Eaton Corp. PLC	4,843	973,927
Equifax, Inc.	2,852	671,076
Expeditors International of Washington, Inc.	6,216	752,944
Fastenal Co.	14,266	841,551

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (27.3%): (continued)
Fortive Corp.	11,654	871,370
General Dynamics Corp.	4,482	964,302
Graco, Inc.	11,803	1,019,189
HEICO Corp.	4,676	827,371
Honeywell International, Inc.	4,668	968,610
Howmet Aerospace, Inc.	17,668	875,626
Hubbell, Inc.	3,143	1,042,093
IDEX Corp.	3,865	831,980
Illinois Tool Works, Inc.	3,641	910,833
Ingersoll Rand, Inc.	12,127	792,621
J.B. Hunt Transport Services, Inc.	3,745	677,957
Jack Henry & Associates, Inc.	4,733	791,973
Johnson Controls International PLC	11,773	802,212
Knight-Swift Transportation Holdings, Inc.	11,518	639,940
Leidos Holdings, Inc.	10,452	924,793
Lennox International, Inc.	2,376	774,742
Lincoln Electric Holdings, Inc.	5,355	1,063,664
Masco Corp.	11,955	685,978
Nordson Corp.	3,191	791,942
Norfolk Southern Corp.	3,776	856,246
Old Dominion Freight Line, Inc.	1,642	607,129
Otis Worldwide Corp.	11,137	991,304
PACCAR, Inc.	11,369	951,017
Parker-Hannifin Corp.	2,197	856,918
Paychex, Inc.	7,354	822,692
Paycom Software, Inc.	1,620	520,409
Paylocity Holding Corp.(a)	2,251	415,377
Quanta Services, Inc.	3,940	774,013
Regal Rexnord Corp.	3,992	614,369
Republic Services, Inc.	7,627	1,168,228
Rockwell Automation, Inc.	2,207	727,096
Rollins, Inc.	20,034	858,056
Snap-on, Inc.	3,800	1,095,122
SS&C Technologies Holdings, Inc.	12,317	746,410
Textron, Inc.	10,849	733,718
Toro Co.	8,430	856,910
Trane Technologies PLC	4,086	781,488
TransDigm Group, Inc.	925	827,107
TransUnion	7,385	578,467
U-Haul Holding Co.	10,267	567,970
Union Pacific Corp.	3,752	767,734
United Rentals, Inc.	1,407	626,636
Verisk Analytics, Inc.	4,133	934,182
Waste Management, Inc.	6,485	1,124,629
Watsco, Inc.	1,893	722,123

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (27.3%): (continued)
Westinghouse Air Brake Technologies Corp.	7,858	861,787
WillScot Mobile Mini Holdings Corp.(a)	16,436	785,476
WW Grainger, Inc.	1,044	823,288
Xylem, Inc.	6,437	724,935
		56,340,670
Information Technology (14.2%):
Advanced Micro Devices, Inc.(a)	4,224	481,156
Akamai Technologies, Inc.(a)	8,729	784,475
Amphenol Corp., Class A	10,120	859,694
Analog Devices, Inc.	3,389	660,211
ANSYS, Inc.(a)	1,794	592,504
Arista Networks, Inc.(a)	3,318	537,715
Bentley Systems, Inc., Class B	12,874	698,157
Broadcom, Inc.	1,054	914,271
Cadence Design Systems, Inc.(a)	3,025	709,423
CDW Corp.	4,126	757,121
Cognizant Technology Solutions Corp., Class A	10,777	703,523
Dynatrace, Inc.(a)	10,618	546,509
Enphase Energy, Inc.(a)	1,740	291,415
Entegris, Inc.	4,911	544,237
EPAM Systems, Inc.(a)	1,461	328,360
Fair Isaac Corp.(a)	613	496,046
Fortinet, Inc.(a)	6,619	500,330
Gartner, Inc.(a)	2,298	805,012
Jabil, Inc.	8,370	903,374
Juniper Networks, Inc.	23,242	728,172
Keysight Technologies, Inc.(a)	4,154	695,587
KLA Corp.	1,383	670,783
Lattice Semiconductor Corp.(a)	4,616	443,459
Manhattan Associates, Inc.(a)	3,219	643,414
Microchip Technology, Inc.	6,447	577,587
Monolithic Power Systems, Inc.	836	451,632
NetApp, Inc.	10,635	812,514
NVIDIA Corp.	1,363	576,576
NXP Semiconductors N.V.	3,007	615,473
ON Semiconductor Corp.(a)	4,961	469,211
Palo Alto Networks, Inc.(a)	2,553	652,317
PTC, Inc.(a)	5,620	799,726
Pure Storage, Inc., Class A(a)	21,988	809,598
Qorvo, Inc.(a)	5,273	538,004
Roper Technologies, Inc.	2,090	1,004,872
Seagate Technology Holdings PLC	7,765	480,421
ServiceNow, Inc.(a)	980	550,731

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (14.2%): (continued)
Skyworks Solutions, Inc.	4,654	515,151
Synopsys, Inc.(a)	1,664	724,522
TD SYNNEX Corp.	7,356	691,464
TE Connectivity Ltd.	5,676	795,548
Teledyne Technologies, Inc.(a)	1,745	717,387
Teradyne, Inc.	5,005	557,207
Trimble, Inc.(a)	10,750	569,105
Tyler Technologies, Inc.(a)	1,587	660,938
Zebra Technologies Corp.(a)	1,481	438,124
		29,303,056
Materials (7.1%):
Albemarle Corp.	2,158	481,428
Avery Dennison Corp.	3,880	666,584
Ball Corp.	10,304	599,796
Celanese Corp.	4,547	526,543
CF Industries Holdings, Inc.	6,453	447,967
Cleveland-Cliffs, Inc.(a)	20,918	350,586
Crown Holdings, Inc.	6,962	604,789
Eastman Chemical Co.	7,180	601,110
Ecolab, Inc.	3,883	724,917
FMC Corp.	6,838	713,477
Freeport-McMoRan, Inc.	9,864	394,560
International Paper Co.	17,647	561,351
LyondellBasell Industries N.V., Class A	6,934	636,749
Martin Marietta Materials, Inc.	1,942	896,602
Nucor Corp.	3,296	540,478
Packaging Corp. of America	4,958	655,249
PPG Industries, Inc.	4,472	663,198
Reliance Steel & Aluminum Co.	3,013	818,301
RPM International, Inc.	8,463	759,385
Steel Dynamics, Inc.	4,451	484,847
The Mosaic Co.	10,051	351,785
The Sherwin-Williams Co.	2,620	695,662
Vulcan Materials Co.	4,450	1,003,208
Westlake Corp.	4,706	562,226
		14,740,798
Utilities (7.5%):
Alliant Energy Corp.	15,329	804,466
Ameren Corp.	9,932	811,146
American Electric Power Co., Inc.	9,230	777,166
American Water Works Co., Inc.	5,519	787,837
Atmos Energy Corp.	7,656	890,699
CenterPoint Energy, Inc.	29,761	867,533
CMS Energy Corp.	14,403	846,176
Consolidated Edison, Inc.	9,909	895,774

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (7.5%): (continued)
DTE Energy Co.	7,905	869,708
Entergy Corp.	7,828	762,212
Essential Utilities, Inc.	20,003	798,320
Evergy, Inc.	14,064	821,619
Eversource Energy	10,818	767,213
NextEra Energy, Inc.	9,784	725,973
NiSource, Inc.	29,813	815,386
Public Service Enterprise Group, Inc.	12,692	794,646
The Southern Co.	12,847	902,502
WEC Energy Group, Inc.	9,132	805,808
Xcel Energy, Inc.	12,425	772,462
		15,516,646
Total Common Stocks (Cost $183,349,842)		205,560,116
Total Investments (Cost $183,349,842) — 99.5%		205,560,116
Other assets in excess of liabilities — 0.5%		1,109,103
NET ASSETS — 100.00%		206,669,219

Percentages indicated are based on net assets as of June 30, 2023.

(a)	Non-income producing security.

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan US Large/Mid Cap Core ETF

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	9/15/23	5	$1,093,771	$1,122,063	$28,292
					$28,292

See notes to financial statements.

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Timothy Plan High Dividend Stock ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.4%)
Consumer Discretionary (8.1%):
Bath & Body Works, Inc.	26,339	987,713
Darden Restaurants, Inc.	14,347	2,397,097
Garmin Ltd.	18,505	1,929,886
Genuine Parts Co.	14,426	2,441,312
LKQ Corp.	36,375	2,119,571
Lowe’s Cos., Inc.	8,365	1,887,981
Tapestry, Inc.	34,605	1,481,094
Vail Resorts, Inc.	7,566	1,904,816
		15,149,470
Consumer Staples (7.6%):
Bunge Ltd.	15,849	1,495,353
Campbell Soup Co.	48,041	2,195,954
Hormel Foods Corp.	72,663	2,922,506
McCormick & Co., Inc.	24,316	2,121,085
Sysco Corp.	31,812	2,360,450
The JM Smucker Co.	20,756	3,065,039
		14,160,387
Energy (13.1%):
APA Corp.	25,033	855,378
Chesapeake Energy Corp.	16,191	1,354,863
ConocoPhillips	13,092	1,356,462
Coterra Energy, Inc.	51,292	1,297,688
Diamondback Energy, Inc.	9,109	1,196,558
EOG Resources, Inc.	11,017	1,260,785
EQT Corp.	31,537	1,297,117
Halliburton Co.	33,824	1,115,854
HF Sinclair Corp.	28,494	1,271,117
Kinder Morgan, Inc.	124,151	2,137,880
Marathon Petroleum Corp.	11,800	1,375,880
ONEOK, Inc.	25,483	1,572,811
Ovintiv, Inc.	25,524	971,699
Phillips 66	14,169	1,351,439
Pioneer Natural Resources Co.	6,117	1,267,320
Targa Resources Corp.	18,337	1,395,446
The Williams Cos., Inc.	66,062	2,155,603
Valero Energy Corp.	9,901	1,161,387
		24,395,287
Financials (10.3%):
Aflac, Inc.	35,508	2,478,458
American Financial Group, Inc.	16,941	2,011,744
Ares Management Corp., Class A	17,349	1,671,576
East West BanCorp, Inc.	21,463	1,133,032
Equitable Holdings, Inc.	57,321	1,556,838
Erie Indemnity Co., Class A	8,459	1,776,475

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (10.3%): (continued)
Everest Re Group Ltd.	4,726	1,615,630
Franklin Resources, Inc.	56,127	1,499,152
Principal Financial Group, Inc.	22,272	1,689,109
Raymond James Financial, Inc.	17,957	1,863,398
Reinsurance Group of America, Inc.	13,086	1,814,897
		19,110,309
Health Care (1.2%):
Amgen, Inc.	9,850	2,186,897
		2,186,897
Industrials (21.4%):
A.O. Smith Corp.	23,420	1,704,508
Caterpillar, Inc.	7,799	1,918,944
CH Robinson Worldwide, Inc.	19,455	1,835,579
Eaton Corp. PLC	12,409	2,495,450
Fastenal Co.	36,554	2,156,320
General Dynamics Corp.	11,484	2,470,783
Honeywell International, Inc.	11,962	2,482,115
Hubbell, Inc.	8,053	2,670,053
Illinois Tool Works, Inc.	9,330	2,333,993
Johnson Controls International PLC	30,166	2,055,511
Lennox International, Inc.	6,089	1,985,440
Masco Corp.	30,633	1,757,722
Norfolk Southern Corp.	9,677	2,194,357
Paychex, Inc.	18,843	2,107,966
Snap-on, Inc.	9,738	2,806,394
Union Pacific Corp.	9,615	1,967,421
Waste Management, Inc.	16,614	2,881,200
Watsco, Inc.	4,850	1,850,129
		39,673,885
Information Technology (7.7%):
Broadcom, Inc.	2,701	2,342,928
Cognizant Technology Solutions Corp., Class A	27,614	1,802,642
Juniper Networks, Inc.	59,553	1,865,796
NetApp, Inc.	27,251	2,081,976
NXP Semiconductors N.V.	7,703	1,576,650
Seagate Technology Holdings PLC	19,890	1,230,594
Skyworks Solutions, Inc.	11,923	1,319,757
TE Connectivity Ltd.	14,542	2,038,207
		14,258,550
Materials (8.6%):
Avery Dennison Corp.	9,943	1,708,207
Celanese Corp.	11,653	1,349,417
CF Industries Holdings, Inc.	16,533	1,147,721
Eastman Chemical Co.	18,397	1,540,197
FMC Corp.	17,518	1,827,828

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan High Dividend Stock ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (8.6%): (continued)
International Paper Co.	45,215	1,438,289
LyondellBasell Industries N.V., Class A	17,766	1,631,452
Packaging Corp. of America	12,704	1,678,961
PPG Industries, Inc.	11,458	1,699,221
RPM International, Inc.	21,686	1,945,885
		15,967,178
Utilities (21.4%):
Alliant Energy Corp.	39,276	2,061,205
Ameren Corp.	25,448	2,078,338
American Electric Power Co., Inc.	23,649	1,991,246
American Water Works Co., Inc.	14,141	2,018,628
Atmos Energy Corp.	19,617	2,282,242
CenterPoint Energy, Inc.	76,255	2,222,833
CMS Energy Corp.	36,905	2,168,169
Consolidated Edison, Inc.	25,388	2,295,075
DTE Energy Co.	20,256	2,228,565
Entergy Corp.	20,058	1,953,047
Essential Utilities, Inc.	51,254	2,045,547
Evergy, Inc.	36,035	2,105,165
Eversource Energy	27,719	1,965,831
NextEra Energy, Inc.	25,068	1,860,046
NiSource, Inc.	76,387	2,089,184

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (21.4%): (continued)
Public Service Enterprise Group, Inc.	32,520	2,036,077
The Southern Co.	32,919	2,312,560
WEC Energy Group, Inc.	23,397	2,064,551
Xcel Energy, Inc.	31,835	1,979,182
		39,757,491
Total Common Stocks (Cost $178,029,237)		184,659,454
Total Investments (Cost $178,029,237) — 99.4%		184,659,454
Other assets in excess of liabilities — 0.6%		1,074,635
NET ASSETS — 100.00%		185,734,089

Percentages indicated are based on net assets as of June 30, 2023.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	9/15/23	4	$871,649	$897,650	$26,001
					$26,001

See notes to financial statements.

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.2%)
Australia (6.7%):
Communication Services (0.6%):
REA Group Ltd.	1,963	186,992
Telstra Group Ltd.	125,091	358,236
		545,228
Consumer Discretionary (0.3%):
Wesfarmers Ltd.	7,830	257,297
		257,297
Consumer Staples (0.8%):
Coles Group Ltd.	28,909	354,648
Woolworths Group Ltd.	12,629	334,166
		688,814
Energy (0.5%):
Santos Ltd.	45,247	226,612
Woodside Energy Group Ltd.	8,146	186,845
		413,457
Financials (1.6%):
ANZ Group Holdings Ltd.	19,599	309,485
Commonwealth Bank of Australia	4,358	291,027
National Australia Bank Ltd.	15,305	268,793
Suncorp Group Ltd.	31,144	279,808
Westpac Banking Corp.	18,944	269,241
		1,418,354
Health Care (1.0%):
Cochlear Ltd.	1,487	226,858
CSL Ltd.	1,607	296,870
Ramsay Health Care Ltd.	5,671	212,601
Sonic Healthcare Ltd.	8,935	211,667
		947,996
Industrials (0.6%):
Brambles Ltd.	35,008	335,974
Computershare Ltd.	16,074	250,290
		586,264
Information Technology (0.2%):
WiseTech Global Ltd.	3,596	191,140
		191,140
Materials (1.1%):
BHP Group Ltd.	6,722	201,414
Fortescue Metals Group Ltd.	10,898	160,984
Mineral Resources Ltd.	2,637	125,448
Newcrest Mining Ltd.	9,041	159,083
Rio Tinto Ltd.	2,778	212,194
South32 Ltd.	56,750	142,111
		1,001,234
		6,049,784

SECURITY DESCRIPTION	SHARES	VALUE ($)
Austria (0.6%):
Energy (0.2%):
OMV AG	4,016	170,191
		170,191
Financials (0.2%):
Erste Group Bank AG	5,328	186,550
		186,550
Utilities (0.2%):
Verbund AG	1,944	155,794
		155,794
		512,535
Belgium (0.9%):
Consumer Discretionary (0.2%):
D’ieteren Group	1,143	201,909
		201,909
Financials (0.2%):
KBC Group N.V.	2,868	200,022
		200,022
Materials (0.2%):
Solvay SA, Class A	1,858	207,388
		207,388
Utilities (0.3%):
Elia Group SA	1,888	239,577
		239,577
		848,896
Canada (10.4%):
Consumer Discretionary (0.6%):
Dollarama, Inc.	5,034	340,971
Magna International, Inc.	3,404	192,198
		533,169
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc.	6,030	309,239
Metro, Inc.	7,662	432,788
Saputo, Inc.	10,115	226,644
		968,671
Energy (2.1%):
Cameco Corp.	6,072	190,191
Canadian Natural Resources Ltd.	3,311	186,172
Cenovus Energy, Inc.	8,693	147,661
Enbridge, Inc.	7,936	295,009
Imperial Oil Ltd.	3,501	179,147
Pembina Pipelines Corp.	8,151	256,296
Suncor Energy, Inc.	5,968	175,084
TC Energy Corp.	5,986	241,953
Tourmaline Oil Corp.	3,958	186,515
		1,858,028

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (10.4%): (continued)
Financials (2.0%):
Brookfield Asset Management Ltd., Class A	5,183	169,193
Fairfax Financial Holdings Ltd.	394	295,155
Great-West Lifeco, Inc.	11,379	330,477
Intact Financial Corp.	2,332	360,099
National Bank of Canada	4,526	337,246
Power Corp. of Canada	12,884	346,855
		1,839,025
Industrials (1.6%):
Canadian National Railway Co.	2,706	327,719
Canadian Pacific Kansas City Ltd.	3,727	301,064
TFI International, Inc.	1,772	201,909
Waste Connections, Inc.	2,515	359,478
WSP Global, Inc.	2,108	278,531
		1,468,701
Information Technology (0.6%):
Constellation Software, Inc.	141	292,172
Open Text Corp.	5,267	219,094
		511,266
Materials (1.3%):
Aginco Eagle Mines Ltd.	3,138	156,711
Barrick Gold Corp.	9,584	162,145
First Quantum Minerals Ltd.	4,175	98,780
Franco-Nevada Corp.	1,482	211,246
Ivanhoe Mines Ltd. (a)	13,945	127,385
Nutrien Ltd.	2,387	140,939
Teck Resources Ltd., Class B	3,653	153,721
Wheaton Precious Metals Corp.	4,001	173,046
		1,223,973
Utilities (1.1%):
Emera, Inc.	7,213	297,102
Fortis, Inc.	8,374	360,918
Hydro One Ltd.	12,236	349,639
		1,007,659
		9,410,492
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC	8,304	154,053
		154,053
Denmark (2.0%):
Consumer Discretionary (0.1%):
Pandora A/S	1,603	143,136
		143,136

SECURITY DESCRIPTION	SHARES	VALUE ($)
Denmark (2.0%): (continued)
Financials (0.4%):
Tryg A/S	14,974	324,062
		324,062
Health Care (0.7%):
Coloplast A/S	1,510	188,836
Genmab A/S (a)	573	216,686
Novo Nordisk A/S, Class B	1,502	242,037
		647,559
Industrials (0.4%):
AP Moller - Maersk A/S, Class B	73	128,131
DSV A/S	1,032	216,762
		344,893
Materials (0.2%):
Novozymes A/S, Class B Shares	3,896	181,537
		181,537
Utilities (0.2%):
Orsted A/S	1,936	182,973
		182,973
		1,824,160
Finland (1.7%):
Energy (0.2%):
Neste Oyj	3,973	152,849
		152,849
Financials (0.6%):
Nordea Bank Abp	20,531	223,372
Sampo Oyj, Class A Shares	6,436	288,757
		512,129
Industrials (0.2%):
Kone OYJ, Class B	3,863	201,599
		201,599
Information Technology (0.2%):
Nokia Oyj	47,213	197,581
		197,581
Materials (0.5%):
Stora Enso Oyj, Class R	16,419	190,344
UPM-Kymmene OYJ	8,083	240,503
		430,847
		1,495,005
France (7.2%):
Communication Services (0.3%):
Bollore SE	48,188	300,219
		300,219
Consumer Discretionary (0.5%):
Cie Generale des Etablissements Michelin SCA	6,637	195,958

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (7.2%): (continued)
Consumer Discretionary (0.5%): (continued)
Hermes International	95	206,271
		402,229
Consumer Staples (0.3%):
Carrefour SA	12,135	229,788
		229,788
Energy (0.2%):
TotalEnergies SE	3,734	214,097
		214,097
Financials (1.3%):
Amundi SA	2,978	175,624
Credit Agricole SA	21,838	259,051
Edenred	5,077	339,792
Societe Generale SA	7,990	207,485
Worldline SA (a)	4,246	155,198
		1,137,150
Health Care (0.9%):
BioMerieux	2,169	227,476
EssilorLuxottica SA	1,226	230,884
Ipsen SA	1,742	209,456
Sartorius Stedim Biotech	470	117,281
		785,097
Industrials (2.7%):
Aeroports de Paris	1,531	219,667
Bouygues SA	8,299	278,532
Bureau Veritas SA	10,119	277,345
Eiffage SA	2,465	257,067
Getlink SE	17,742	301,601
Legrand SA	2,508	248,471
Schneider Electric SE	1,237	224,669
Teleperformance	565	94,597
Thales SA	1,593	238,469
Vinci SA	2,428	281,820
		2,422,238
Information Technology (0.2%):
Dassault Systemes SE	4,555	201,904
		201,904
Materials (0.3%):
Air Liquide SA	1,580	283,069
		283,069
Utilities (0.5%):
Engie SA	15,547	258,316
Veolia Environnement SA	7,210	227,744
		486,060
		6,461,851

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (5.7%):
Communication Services (0.2%):
Telefonica Deutschland Holding AG	78,979	222,069
		222,069
Consumer Discretionary (0.3%):
Puma SE	2,509	150,894
Zalando SE (a)	2,708	77,886
		228,780
Consumer Staples (0.4%):
Beiersdorf AG	2,500	330,738
		330,738
Financials (1.5%):
Commerzbank AG	13,635	151,002
Deutsche Boerse AG	1,553	286,535
Hannover Rueck SE	1,448	307,055
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	777	291,298
Talanx AG	5,916	339,206
		1,375,096
Health Care (0.4%):
Carl Zeiss Meditec AG	1,315	142,102
Fresenius Medical Care AG & Co. KGaA	3,831	182,958
		325,060
Industrials (1.6%):
Brenntag SE	2,760	215,016
Daimler Truck Holding AG	6,952	250,315
Deutsche Lufthansa AG (a)	19,928	203,931
Deutsche Post AG	4,238	206,834
Knorr-Bremse AG	2,504	191,193
MTU Aero Engines AG	974	252,291
Rheinmetall AG	544	148,864
		1,468,444
Information Technology (0.2%):
Infineon Technologies AG	3,975	163,877
		163,877
Materials (0.7%):
Evonik Industries AG	10,184	193,677
HeidelbergCement AG	2,746	225,311
Symrise AG	2,026	212,258
		631,246
Real Estate (0.1%):
Vonovia SE	6,830	133,357
		133,357

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (5.7%): (continued)
Utilities (0.3%):
E.ON SE	20,495	261,188
		261,188
		5,139,855
Hong Kong (3.6%):
Financials (0.5%):
AIA Group Ltd.	18,543	187,189
Hang Seng Bank Ltd.	21,621	307,661
		494,850
Health Care (0.2%):
Sino Biopharmaceutical Ltd.	332,898	144,873
		144,873
Industrials (0.5%):
CK Hutchison Holdings Ltd.	48,481	296,057
Techtronic Industries Co. Ltd.	12,711	138,130
		434,187
Real Estate (1.6%):
CK Asset Holdings Ltd.	50,454	279,452
Henderson Land Development Co. Ltd.	70,238	208,858
Hongkong Land Holdings Ltd.	64,000	249,600
Sino Land Co. Ltd.	188,505	231,671
Sun Hung Kai Properties Ltd.	22,461	282,923
Swire Pacific Ltd., Class A	32,093	245,949
		1,498,453
Utilities (0.8%):
Hong Kong & China Gas Co. Ltd.	378,624	327,129
Power Assets Holdings Ltd.	72,418	379,386
		706,515
		3,278,878
Ireland (1.5%):
Consumer Staples (0.3%):
Kerry Group PLC	2,579	251,509
		251,509
Financials (0.4%):
AIB Group PLC	43,615	183,214
Bank of Ireland Group PLC	16,003	152,573
		335,787
Industrials (0.4%):
Kingspan Group PLC	2,169	144,125
Ryanair Holdings PLC (a)	11,247	211,255
		355,380
Materials (0.4%):
CRH PLC	4,565	251,533

SECURITY DESCRIPTION	SHARES	VALUE ($)
Ireland (1.5%): (continued)
Materials (0.4%): (continued)
Smurfit Kappa Group PLC	4,859	162,146
		413,679
		1,356,355
Israel (0.9%):
Financials (0.5%):
Bank Hapoalim BM	30,819	252,776
Bank Leumi Le-Israel BM	33,097	246,530
		499,306
Information Technology (0.2%):
Nice Ltd. (a)	752	153,689
		153,689
Materials (0.2%):
ICL Group Ltd.	32,024	173,780
		173,780
		826,775
Italy (3.4%):
Communication Services (0.2%):
Infrastrutture Wireless Italiane SpA	17,690	233,162
		233,162
Consumer Discretionary (0.2%):
Moncler SpA	2,458	169,872
		169,872
Energy (0.2%):
Eni SpA	15,494	222,847
		222,847
Financials (1.5%):
Assicurazioni Generali SpA	12,919	262,465
FinecoBank Banca Fineco SpA	11,239	151,016
Intesa Sanpaolo SpA	79,645	208,561
Mediobanca Banca di Credito Finanziario SpA	22,484	268,873
Poste Italiane SpA	23,327	252,382
UniCredit SpA	8,223	190,791
		1,334,088
Industrials (0.4%):
Nexi SpA (a)	20,179	158,128
Prysmian SpA	5,094	212,762
		370,890
Utilities (0.9%):
Enel SpA	39,619	266,631
Snam SpA	48,520	253,424
Terna - Rete Elettrica Nazionale	30,910	263,263
		783,318
		3,114,177

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (21.2%):
Communication Services (0.6%):
Nexon Co. Ltd.	9,700	184,682
SoftBank Corp.	36,000	384,253
		568,935
Consumer Discretionary (2.5%):
Bridgestone Corp.	7,700	314,447
Denso Corp.	4,700	314,191
Fast Retailing Co. Ltd.	1,100	279,956
Oriental Land Co. Ltd.	7,400	287,270
Panasonic Corp.	26,800	325,712
Sekisui House Ltd.	15,600	314,152
Shimano, Inc.	1,300	215,886
Suzuki Motor Corp.	7,000	252,336
		2,303,950
Consumer Staples (1.5%):
Aeon Co. Ltd.	16,700	340,528
Ajinomoto Co., Inc.	7,000	277,710
KAO Corp.	7,400	267,422
Shiseido Co. Ltd.	4,500	202,513
Unicharm Corp.	6,300	233,215
		1,321,388
Energy (0.2%):
Inpex Corp.	18,600	206,008
		206,008
Financials (2.4%):
Dai-ichi Life Holdings, Inc.	11,500	218,235
Japan Post Holdings Co. Ltd.	36,200	260,059
MS&AD Insurance Group Holdings, Inc.	8,300	293,158
ORIX Corp.	15,200	275,229
Sompo Holdings, Inc.	6,500	290,986
Sumitomo Mitsui Financial Group, Inc.	6,000	256,127
Sumitomo Mitsui Trust Holdings, Inc.	7,000	248,066
Tokio Marine Holdings, Inc.	13,100	300,988
		2,142,848
Health Care (2.1%):
Chugai Pharmaceutical Co. Ltd.	11,800	334,175
Daiichi Sankyo Co. Ltd.	5,200	163,987
Eisai Co. Ltd.	3,100	208,930
Hoya Corp.	1,900	224,858
M3, Inc.	6,600	142,219
Olympus Corp.	12,200	191,608

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (21.2%): (continued)
Health Care (2.1%): (continued)
Shionogi & Co. Ltd.	6,600	277,668
Terumo Corp.	9,900	313,029
		1,856,474
Industrials (5.9%):
Central Japan Railway Co.	2,900	363,003
Daikin Industries Ltd.	1,400	283,969
East Japan Railway Co.	6,000	332,146
FANUC Corp.	7,600	265,062
Hitachi Ltd.	5,000	308,289
ITOCHU Corp.	7,800	307,448
Komatsu Ltd.	11,900	320,099
Kubota Corp.	18,800	273,504
Marubeni Corp.	16,200	273,967
Mitsubishi Corp.	7,000	336,221
Mitsubishi Electric Corp.	26,300	369,491
Nidec Corp.	4,400	239,243
Nippon Yusen KK	7,200	159,191
Secom Co. Ltd.	5,900	398,254
SMC Corp.	400	220,349
Toshiba Corp.	8,100	253,588
Toyota Industries Corp.	4,500	319,847
Toyota Tsusho Corp.	5,900	291,933
		5,315,604
Information Technology (4.2%):
Advantest Corp.	2,300	305,274
Canon, Inc.	14,400	378,264
Fujifilm Holdings Corp.	5,600	331,505
Fujitsu Ltd.	2,000	257,763
Keyence Corp.	500	235,133
Kyocera Corp.	6,000	323,995
Lasertec Corp.	800	119,629
Murata Manufacturing Co. Ltd.	4,800	274,001
Nomura Research Institute Ltd.	9,500	260,809
NTT Data Corp.	18,600	258,734
OBIC Co. Ltd.	2,000	319,379
Renesas Electronics Corp. (a)	13,600	254,647
TDK Corp.	6,100	235,367
Tokyo Electron Ltd.	1,600	228,001
		3,782,501
Materials (0.7%):
Nippon Paint Holdings Co. Ltd.	22,500	184,485
Nippon Steel Corp.	11,300	235,273
Shin-Etsu Chemical Co. Ltd.	7,900	261,070
		680,828

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (21.2%): (continued)
Real Estate (1.1%):
Daiwa House Industry Co. Ltd.	14,200	373,208
Mitsubishi Estate Co. Ltd.	26,700	316,447
Mitsui Fudosan Co. Ltd.	15,800	313,251
		1,002,906
		19,181,442
Korea, Republic Of (4.9%):
Communication Services (0.3%):
Kakao Corp.	3,002	111,869
Naver Corp.	1,037	143,870
		255,739
Consumer Discretionary (1.0%):
Hyundai Mobis Co. Ltd.	1,266	223,395
Hyundai Motor Co.	1,582	247,938
Kia Corp.	3,198	214,802
LG Electronics, Inc.	2,031	195,300
		881,435
Energy (0.1%):
SK Innovation Co. Ltd. (a)	1,050	126,309
		126,309
Financials (1.0%):
Hana Financial Group, Inc.	5,595	166,457
KakaoBank Corp.	6,091	109,791
KB Financial Group, Inc.	5,225	189,355
Samsung Life Insurance Co. Ltd.	5,355	273,521
Shinhan Financial Group Co. Ltd.	7,976	205,817
		944,941
Health Care (0.5%):
Celltrion, Inc.	1,472	170,817
Samsung Biologics Co. Ltd. (a)	418	236,029
		406,846
Industrials (0.8%):
Ecopro BM Co. Ltd.	560	105,829
LG Corp.	3,225	215,392
Samsung C&T Corp.	2,943	236,092
SK, Inc.	1,518	171,316
		728,629
Information Technology (0.7%):
Samsung Electronics Co. Ltd.	4,451	243,900
Samsung SDI Co. Ltd.	299	151,815
SK Hynix, Inc.	2,598	227,147
		622,862

SECURITY DESCRIPTION	SHARES	VALUE ($)
Korea, Republic Of (4.9%): (continued)
Materials (0.5%):
LG Chem Ltd.	258	130,606
POSCO Future M Co. Ltd.	498	133,420
POSCO Holdings, Inc.	577	169,912
		433,938
		4,400,699
Luxembourg (0.6%):
Energy (0.2%):
Tenaris SA	10,905	163,187
		163,187
Health Care (0.2%):
Eurofins Scientific SE	2,607	165,435
		165,435
Materials (0.2%):
ArcelorMittal SA	6,166	167,721
		167,721
		496,343
Netherlands (2.9%):
Communication Services (0.2%):
Universal Music Group N.V.	9,173	203,675
		203,675
Consumer Discretionary (0.2%):
Prosus N.V.	1,932	141,468
		141,468
Financials (0.7%):
ABN AMRO Bank N.V.	11,576	179,732
ING Groep N.V.	15,224	204,945
NN Group N.V.	6,591	243,861
		628,538
Industrials (1.2%):
Adyen N.V. (a)	77	133,230
Ferrovial SE (a)	9,182	290,234
IMCD N.V.	1,264	181,633
Randstad N.V.	3,566	187,967
Wolters Kluwer N.V.	2,351	298,329
		1,091,393
Information Technology (0.4%):
ASM International N.V.	363	153,813
ASML Holding N.V.	246	177,955
		331,768
Materials (0.2%):
Akzo Nobel N.V.	2,777	226,400
		226,400
		2,623,242

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	12,107	181,978
		181,978
Norway (1.4%):
Communication Services (0.2%):
Telenor ASA	21,319	216,187
		216,187
Consumer Staples (0.2%):
Mowi ASA	9,485	150,463
		150,463
Energy (0.4%):
Aker BP ASA	6,552	153,767
Equinor ASA	6,590	191,695
		345,462
Financials (0.3%):
DNB Bank ASA	13,271	248,247
		248,247
Materials (0.3%):
Norsk Hydro ASA	20,708	123,138
Yara International ASA	4,894	172,876
		296,014
		1,256,373
Portugal (0.8%):
Consumer Staples (0.3%):
Jeronimo Martins & Filho SA	10,948	301,500
		301,500
Energy (0.2%):
Galp Energia SGPS SA	16,987	198,689
		198,689
Utilities (0.3%):
EDP - Energias de Portugal SA	52,336	255,596
		255,596
		755,785
Russian Federation (0.0%):†
Materials (0.0%):†
Evraz PLC (a)(b)(c)	38,723	19,914
		19,914
Singapore (3.0%):
Communication Services (0.4%):
Singapore Telecommunications Ltd.	193,700	358,147
		358,147
Consumer Staples (0.4%):
Wilmar International Ltd.	116,000	326,011
		326,011

SECURITY DESCRIPTION	SHARES	VALUE ($)
Singapore (3.0%): (continued)
Financials (1.4%):
DBS Group Holdings Ltd.	17,100	398,507
Oversea-Chinese Banking Corp. Ltd.	49,800	452,292
United Overseas Bank Ltd	18,000	372,753
		1,223,552
Industrials (0.6%):
Singapore Airlines Ltd.	111,200	588,034
		588,034
Real Estate (0.2%):
Capitaland Investment Ltd.	91,300	223,506
		223,506
		2,719,250
Spain (2.6%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	6,777	262,204
		262,204
Energy (0.2%):
Repsol SA	14,681	213,525
		213,525
Financials (0.3%):
Caixabank SA	53,630	221,598
		221,598
Industrials (0.5%):
Aena SME SA	1,473	237,863
Amadeus IT Group SA (a)	3,237	246,172
		484,035
Utilities (1.3%):
Acciona SA	1,342	227,544
Endesa SA	12,405	265,963
Iberdrola SA	29,719	387,494
Red Electrica Corp. SA	16,616	278,925
		1,159,926
		2,341,288
Sweden (3.7%):
Consumer Staples (0.3%):
Essity AB, Class B	8,976	239,021
		239,021
Financials (1.0%):
EQT AB	5,313	102,204
L E Lundbergforetagen AB, Class B	4,268	181,622
Skandinavisk Enskilda Banken AB, Class A	21,326	235,681
Svenska Handelsbanken AB, Class A	25,002	209,496
Swedbank AB, Class A	13,070	220,450
		949,453

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (3.7%): (continued)
Industrials (1.6%):
ALFA Laval AB	4,937	179,960
Assa Abloy AB, Class B	8,784	211,015
Atlas Copco AB, Class A	13,944	200,983
Epiroc AB, Class A	8,646	163,513
Lifco AB, Class B	7,191	156,273
Nibe Industrier AB, Class B	11,283	107,163
Sandvik AB	8,465	165,037
Volvo AB, Class B	10,785	223,072
		1,407,016
Information Technology (0.4%):
Hexagon AB, Class B	15,771	194,185
Telefonaktiebolaget LM Ericsson, Class B	32,021	173,477
		367,662
Materials (0.4%):
Boliden AB	4,330	125,123
Svenska Cellulosa AB SCA, Class B	16,645	212,202
		337,325
		3,300,477
Switzerland (6.9%):
Communication Services (0.4%):
Swisscom AG, Registered	574	357,820
		357,820
Consumer Discretionary (0.4%):
Cie Financiere Richemont SA, Registered	1,161	196,765
The Swatch Group AG	700	204,258
		401,023
Consumer Staples (0.7%):
Barry Callebaut AG, Registered	180	347,407
Chocoladefabriken Lindt & Spruengli AG	22	276,353
		623,760
Financials (1.0%):
Julius Baer Group Ltd.	3,005	189,206
Partners Group Holding AG	169	158,952
Swiss Life Holding AG	409	239,056
Swiss Re AG	2,783	280,042
		867,256
Health Care (0.9%):
Alcon, Inc.	3,367	278,827
Lonza Group AG, Registered	308	183,602
Sonova Holding AG	584	155,464
Straumann Holding AG, Class R	955	154,915
		772,808

SECURITY DESCRIPTION	SHARES	VALUE ($)
Switzerland (6.9%): (continued)
Industrials (1.5%):
ABB Ltd., Registered	7,350	288,973
Geberit AG, Registered	368	192,513
Kuehne + Nagel International AG, Class R	707	209,145
Schindler Holding AG	981	229,902
SGS SA, Registered	3,011	284,544
VAT Group AG	418	172,843
		1,377,920
Information Technology (0.4%):
Logitech International SA, Class R	2,769	164,753
STMicroelectronics N.V.	3,375	167,791
		332,544
Materials (1.6%):
DSM-Firmenich AG (a)	1,623	174,641
EMS-Chemie Holding AG	264	199,741
Givaudan SA, Registered	65	215,383
Glencore PLC	29,176	164,676
Holcim AG	4,326	291,043
SIG Group AG	8,208	226,389
Sika AG, Registered	640	182,888
		1,454,761
		6,187,892
United Kingdom (6.0%):
Communication Services (0.5%):
BT Group PLC	97,977	152,216
Informa PLC	30,021	276,755
		428,971
Consumer Discretionary (0.5%):
Burberry Group PLC	6,742	181,492
JD Sports Fashion PLC	68,204	126,443
Next PLC	2,180	191,002
		498,937
Consumer Staples (0.5%):
Associated British Foods PLC	8,776	221,871
Haleon PLC	58,541	239,544
		461,415
Financials (1.4%):
3i Group PLC	9,587	237,201
Legal & General Group PLC	63,715	183,897
Lloyds Banking Group PLC	352,868	195,313
London Stock Exchange Group PLC	2,951	313,487
Schroders PLC	30,837	171,232
Standard Chartered PLC	23,874	207,052
		1,308,182

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (6.0%): (continued)
Health Care (0.3%):
Smith & Nephew PLC	16,959	273,056
		273,056
Industrials (1.3%):
Ashtead Group PLC	3,010	208,074
Bunzl PLC	6,929	263,864
RELX PLC	9,678	322,096
Rentokil Initial PLC	29,760	232,403
Spirax-Sarco Engineering PLC	1,385	182,285
		1,208,722
Information Technology (0.6%):
Halma PLC	7,380	213,379
The Sage Group PLC	24,730	290,406
		503,785
Materials (0.6%):
Anglo American PLC	4,866	137,973
Croda International PLC	2,465	176,096
Rio Tinto PLC	3,164	200,299
		514,368
Utilities (0.3%):
SSE PLC	10,976	256,585
		256,585
		5,454,021

SECURITY DESCRIPTION	SHARES	VALUE ($)
United States (0.2%):
Utilities (0.2%):
Brookfield Renewable Corp., Class A	6,954	219,393
		219,393
Total Common Stocks (Cost $87,377,245)		89,610,913
Total Investments (Cost $87,377,245) — 99.2%		89,610,913
Other assets in excess of liabilities — 0.8%		737,420
NET ASSETS — 100.00%		90,348,333

Percentages indicated are based on net assets as of June 30, 2023.

†	Represents less than 0.05%.
(a)	Non-income producing security.
(b)

Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of June 30, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(c)	The following table details the earliest acquisition date and cost of the Fund’s restricted securities at June 30, 2023.

Security Name	Acquisition Date	Cost
Evraz PLC	12/4/2019	$180,104

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index	9/15/23	4	$429,286	$431,100	$1,814
					$1,814

See notes to financial statements.

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (25.8%)
Communication Services (0.2%):
Live Nation Entertainment, Inc.(a)	646	58,857
The Trade Desk, Inc., Class A(a)	323	24,942
ZoomInfo Technologies, Inc.(a)	1,118	28,386
		112,185
Consumer Discretionary (2.5%):
Aptiv PLC(a)	346	35,323
Aramark	1,528	65,780
AutoZone, Inc.(a)	27	67,321
Bath & Body Works, Inc.	800	30,000
BorgWarner, Inc.	1,101	53,850
Burlington Stores, Inc.(a)	167	26,284
CarMax, Inc.(a)	446	37,330
Chipotle Mexican Grill, Inc.(a)	28	59,892
Darden Restaurants, Inc.	436	72,847
Deckers Outdoor Corp.(a)	98	51,711
Domino’s Pizza, Inc.	143	48,189
DR Horton, Inc.	463	56,342
Five Below, Inc.(a)	181	35,574
Floor & Decor Holdings, Inc., Class A(a)	305	31,708
Garmin Ltd.	562	58,611
Genuine Parts Co.	438	74,123
Lennar Corp., Class A	446	55,888
LKQ Corp.	1,105	64,388
Lowe’s Cos., Inc.	254	57,328
NVR, Inc.(a)	9	57,156
O’Reilly Automotive, Inc.(a)	87	83,111
Penske Automotive Group, Inc.	318	52,988
Pool Corp.	118	44,207
PulteGroup, Inc.	726	56,396
Ross Stores, Inc.	490	54,944
Service Corp. International	832	53,739
Tapestry, Inc.	1,052	45,026
Tesla, Inc.(a)	139	36,386
Tractor Supply Co.	242	53,506
Vail Resorts, Inc.	230	57,905
		1,577,853
Consumer Staples (1.4%):
BJ’s Wholesale Club Holdings, Inc.(a)	825	51,983
Bunge Ltd.	482	45,477
Campbell Soup Co.	1,460	66,736
Costco Wholesale Corp.	129	69,451
Coty, Inc., Class A(a)	3,040	37,362

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (1.4%): (continued)
Darling Ingredients, Inc.(a)	677	43,186
Dollar General Corp.	334	56,706
Dollar Tree, Inc.(a)	350	50,225
Hormel Foods Corp.	2,208	88,806
Lamb Weston Holdings, Inc.	646	74,258
McCormick & Co., Inc.	739	64,463
Monster Beverage Corp.(a)	1,340	76,970
Sysco Corp.	967	71,751
The JM Smucker Co.	631	93,180
		890,554
Energy (1.6%):
APA Corp.	761	26,003
Cheniere Energy, Inc.	288	43,880
Chesapeake Energy Corp.	492	41,171
ConocoPhillips	398	41,237
Coterra Energy, Inc.	1,559	39,443
Devon Energy Corp.	598	28,907
Diamondback Energy, Inc.	277	36,387
EOG Resources, Inc.	335	38,337
EQT Corp.	958	39,403
Halliburton Co.	1,028	33,914
Hess Corp.	259	35,211
HF Sinclair Corp.	866	38,632
Kinder Morgan, Inc.	3,773	64,971
Marathon Oil Corp.	1,369	31,514
Marathon Petroleum Corp.	359	41,859
Occidental Petroleum Corp.	605	35,574
ONEOK, Inc.	774	47,771
Ovintiv, Inc.	776	29,542
Phillips 66	431	41,109
Pioneer Natural Resources Co.	186	38,536
Schlumberger N.V.	709	34,826
Targa Resources Corp.	557	42,388
Texas Pacific Land Corp.	21	27,647
The Williams Cos., Inc.	2,007	65,488
Valero Energy Corp.	301	35,307
		979,057
Financials (2.6%):
Aflac, Inc.	1,079	75,314
American Financial Group, Inc.	515	61,156
Arch Capital Group Ltd.(a)	781	58,458
Ares Management Corp., Class A	527	50,776
Arthur J Gallagher & Co.	345	75,752
Brown & Brown, Inc.	926	63,746
Cboe Global Markets, Inc.	522	72,041

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (2.6%): (continued)
East West BanCorp, Inc.	652	34,419
Equitable Holdings, Inc.	1,742	47,313
Erie Indemnity Co., Class A	257	53,973
Everest Re Group Ltd.	144	49,228
FactSet Research Systems, Inc.	146	58,495
First Citizens BancShares, Inc., Class A	24	30,803
FleetCor Technologies, Inc.(a)	221	55,489
Franklin Resources, Inc.	1,705	45,540
Globe Life, Inc.	660	72,349
Interactive Brokers Group, Inc.	593	49,260
Intercontinental Exchange, Inc.	605	68,413
LPL Financial Holdings, Inc.	210	45,660
MarketAxess Holdings, Inc.	131	34,246
Morningstar, Inc.	223	43,724
MSCI, Inc.	84	39,420
Nasdaq, Inc.	1,087	54,187
Principal Financial Group, Inc.	677	51,344
Raymond James Financial, Inc.	546	56,658
Reinsurance Group of America, Inc.	398	55,199
Rocket Cos., Inc., Class A(a)	3,179	28,484
Ryan Specialty Holdings, Inc.(a)	945	42,421
Tradeweb Markets, Inc., Class A	806	55,195
W R Berkley Corp.	1,071	63,789
		1,592,852
Health Care (2.9%):
Agilent Technologies, Inc.	365	43,891
Align Technology, Inc.(a)	76	26,877
Amgen, Inc.	299	66,384
Avantor, Inc.(a)	2,023	41,552
BioMarin Pharmaceutical, Inc.(a)	532	46,114
Bruker Corp.	547	40,434
Catalent, Inc.(a)	566	24,542
Centene Corp.(a)	814	54,904
Charles River Laboratories International, Inc.(a)	184	38,686
Danaher Corp.	204	48,960
Dexcom, Inc.(a)	290	37,268
Edwards Lifesciences Corp.(a)	514	48,486
GE Healthcare Technologies, Inc.	536	43,545
HCA Healthcare, Inc.	186	56,447
Henry Schein, Inc.(a)	814	66,015
Humana, Inc.	126	56,338
IDEXX Laboratories, Inc.(a)	87	43,694
Incyte Corp.(a)	976	60,756
Insulet Corp.(a)	115	33,159

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (2.9%): (continued)
Intuitive Surgical, Inc.(a)	166	56,762
IQVIA Holdings, Inc.(a)	233	52,371
Laboratory Corp. of America Holdings	262	63,228
Masimo Corp.(a)	210	34,556
Mettler-Toledo International, Inc.(a)	31	40,661
Moderna, Inc.(a)	178	21,627
Neurocrine Biosciences, Inc.(a)	519	48,942
Regeneron Pharmaceuticals, Inc.(a)	56	40,238
Repligen Corp.(a)	156	22,068
ResMed, Inc.	269	58,777
Revvity, Inc.	337	40,032
Stryker Corp.	187	57,052
Teleflex, Inc.	182	44,049
United Therapeutics Corp.(a)	255	56,291
Veeva Systems, Inc., Class A(a)	230	45,478
Vertex Pharamaceuticals, Inc.(a)	169	59,473
Waters Corp.(a)	163	43,446
West Pharmaceutical Services, Inc.	101	38,630
Zimmer Biomet Holdings, Inc.	503	73,237
Zoetis, Inc.	300	51,663
		1,826,633
Industrials (7.1%):
A.O. Smith Corp.	712	51,819
AECOM	803	68,006
AGCO Corp.	398	52,305
Allegion PLC	490	58,810
AMETEK, Inc.	502	81,264
Axon Enterprise, Inc.(a)	172	33,561
Builders FirstSource, Inc.(a)	402	54,672
Carlisle Cos., Inc.	230	59,002
Carrier Global Corp.	1,133	56,321
Caterpillar, Inc.	237	58,314
CH Robinson Worldwide, Inc.	591	55,761
Cintas Corp.	146	72,574
Copart, Inc.(a)	785	71,600
CoStar Group, Inc.(a)	686	61,054
CSX Corp.	2,025	69,052
Deere & Co.	153	61,994
Dover Corp.	392	57,879
Eaton Corp. PLC	377	75,815
Equifax, Inc.	222	52,237
Expeditors International of Washington, Inc.	484	58,627
Fastenal Co.	1,111	65,538

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (7.1%): (continued)
Fortive Corp.	907	67,816
General Dynamics Corp.	349	75,087
Graco, Inc.	919	79,356
HEICO Corp.	364	64,406
Honeywell International, Inc.	363	75,322
Howmet Aerospace, Inc.	1,376	68,195
Hubbell, Inc.	245	81,232
IDEX Corp.	301	64,793
Illinois Tool Works, Inc.	284	71,045
Ingersoll Rand, Inc.	944	61,700
J.B. Hunt Transport Services, Inc.	292	52,861
Jack Henry & Associates, Inc.	368	61,577
Johnson Controls International PLC	917	62,484
Knight-Swift Transportation Holdings, Inc.	897	49,837
Leidos Holdings, Inc.	814	72,023
Lennox International, Inc.	185	60,323
Lincoln Electric Holdings, Inc.	417	82,829
Masco Corp.	931	53,421
Nordson Corp.	248	61,549
Norfolk Southern Corp.	294	66,667
Old Dominion Freight Line, Inc.	128	47,328
Otis Worldwide Corp.	867	77,172
PACCAR, Inc.	885	74,030
Parker-Hannifin Corp.	171	66,697
Paychex, Inc.	573	64,102
Paycom Software, Inc.	126	40,476
Paylocity Holding Corp.(a)	175	32,293
Quanta Services, Inc.	307	60,310
Regal Rexnord Corp.	311	47,863
Republic Services, Inc.	594	90,983
Rockwell Automation, Inc.	172	56,665
Rollins, Inc.	1,560	66,815
Snap-on, Inc.	296	85,304
SS&C Technologies Holdings, Inc.	959	58,115
Textron, Inc.	845	57,147
Toro Co.	656	66,682
Trane Technologies PLC	318	60,821
TransDigm Group, Inc.	72	64,380
TransUnion	575	45,040
U-Haul Holding Co.	799	44,201
Union Pacific Corp.	292	59,749
United Rentals, Inc.	110	48,991
Verisk Analytics, Inc.	322	72,782
Waste Management, Inc.	505	87,577
Watsco, Inc.	147	56,076

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (7.1%): (continued)
Westinghouse Air Brake Technologies Corp.	612	67,118
WillScot Mobile Mini Holdings Corp.(a)	1,280	61,171
WW Grainger, Inc.	81	63,876
Xylem, Inc.	501	56,423
		4,388,915
Information Technology (3.7%):
Advanced Micro Devices, Inc.(a)	329	37,476
Akamai Technologies, Inc.(a)	680	61,112
Amphenol Corp., Class A	788	66,941
Analog Devices, Inc.	264	51,430
ANSYS, Inc.(a)	140	46,238
Arista Networks, Inc.(a)	258	41,811
Bentley Systems, Inc., Class B	1,002	54,338
Broadcom, Inc.	82	71,129
Cadence Design Systems, Inc.(a)	236	55,347
CDW Corp.	321	58,904
Cognizant Technology Solutions Corp., Class A	839	54,770
Dynatrace, Inc.(a)	827	42,566
Enphase Energy, Inc.(a)	135	22,610
Entegris, Inc.	382	42,333
EPAM Systems, Inc.(a)	114	25,622
Fair Isaac Corp.(a)	48	38,842
Fortinet, Inc.(a)	515	38,929
Gartner, Inc.(a)	179	62,706
Jabil, Inc.	652	70,370
Juniper Networks, Inc.	1,810	56,707
Keysight Technologies, Inc.(a)	323	54,086
KLA Corp.	108	52,382
Lattice Semiconductor Corp.(a)	359	34,489
Manhattan Associates, Inc.(a)	251	50,170
Microchip Technology, Inc.	502	44,974
Monolithic Power Systems, Inc.	65	35,115
NetApp, Inc.	828	63,259
NVIDIA Corp.	106	44,840
NXP Semiconductors N.V.	234	47,895
ON Semiconductor Corp.(a)	386	36,508
Palo Alto Networks, Inc.(a)	199	50,847
PTC, Inc.(a)	438	62,327
Pure Storage, Inc., Class A(a)	1,712	63,036
Qorvo, Inc.(a)	411	41,934
Roper Technologies, Inc.	163	78,370
Seagate Technology Holdings PLC	604	37,369
ServiceNow, Inc.(a)	76	42,710

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (3.7%): (continued)
Skyworks Solutions, Inc.	362	40,070
Synopsys, Inc.(a)	130	56,603
TD SYNNEX Corp.	573	53,862
TE Connectivity Ltd.	442	61,951
Teledyne Technologies, Inc.(a)	136	55,911
Teradyne, Inc.	390	43,419
Trimble, Inc.(a)	837	44,311
Tyler Technologies, Inc.(a)	124	51,642
Zebra Technologies Corp.(a)	115	34,020
		2,282,281
Materials (1.9%):
Albemarle Corp.	168	37,479
Avery Dennison Corp.	302	51,884
Ball Corp.	802	46,684
Celanese Corp.	354	40,993
CF Industries Holdings, Inc.	502	34,849
Cleveland-Cliffs, Inc.(a)	1,629	27,302
Crown Holdings, Inc.	542	47,084
Eastman Chemical Co.	559	46,800
Ecolab, Inc.	302	56,380
FMC Corp.	532	55,509
Freeport-McMoRan, Inc.	768	30,720
International Paper Co.	1,374	43,707
LyondellBasell Industries N.V., Class A	540	49,588
Martin Marietta Materials, Inc.	151	69,715
Nucor Corp.	257	42,143
Packaging Corp. of America	386	51,014
PPG Industries, Inc.	348	51,608
Reliance Steel & Aluminum Co.	235	63,824
RPM International, Inc.	659	59,132
Steel Dynamics, Inc.	347	37,799
The Mosaic Co.	783	27,405
The Sherwin-Williams Co.	204	54,166
Vulcan Materials Co.	346	78,002
Westlake Corp.	366	43,726
		1,147,513
Utilities (1.9%):
Alliant Energy Corp.	1,193	62,609
Ameren Corp.	773	63,131
American Electric Power Co., Inc.	719	60,540
American Water Works Co., Inc.	430	61,382
Atmos Energy Corp.	596	69,339
CenterPoint Energy, Inc.	2,317	67,540
CMS Energy Corp.	1,121	65,859
Consolidated Edison, Inc.	771	69,698

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (1.9%): (continued)
DTE Energy Co.	616	67,772
Entergy Corp.	610	59,396
Essential Utilities, Inc.	1,557	62,140
Evergy, Inc.	1,095	63,970
Eversource Energy	842	59,715
NextEra Energy, Inc.	762	56,540
NiSource, Inc.	2,321	63,479
Public Service Enterprise Group, Inc.	988	61,859
The Southern Co.	1,000	70,250
WEC Energy Group, Inc.	711	62,739
Xcel Energy, Inc.	967	60,118
		1,208,076
Total Common Stocks (Cost $13,335,630)		16,005,919

Investment Company (73.8%)
Federated Hermes Treasury Obligations Fund, 4.96%(b)	45,810,782	45,810,782
Total Investment Company (Cost $45,810,782)		45,810,782
Total Investments (Cost $59,146,412) — 99.6%		61,816,701
Other assets in excess of liabilities — 0.4%		230,274
NET ASSETS — 100.00%		62,046,975

Percentages indicated are based on net assets as of June 30, 2023.

(a)	Non-income producing security.
(b)	Rate disclosed is the 7-Day effective yield on June 30, 2023.

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan US Large/Mid Cap Core Enhanced ETF

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	9/15/23	1	$217,460	$224,413	$6,953
					$6,953

See notes to financial statements.

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Timothy Plan High Dividend Stock Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (25.6%)
Consumer Discretionary (2.1%):
Bath & Body Works, Inc.	2,572	96,450
Darden Restaurants, Inc.	1,400	233,912
Garmin Ltd.	1,807	188,452
Genuine Parts Co.	1,408	238,276
LKQ Corp.	3,551	206,917
Lowe’s Cos., Inc.	817	184,397
Tapestry, Inc.	3,379	144,621
Vail Resorts, Inc.	739	186,050
		1,479,075
Consumer Staples (2.0%):
Bunge Ltd.	1,547	145,960
Campbell Soup Co.	4,689	214,334
Hormel Foods Corp.	7,094	285,321
McCormick & Co., Inc.	2,374	207,084
Sysco Corp.	3,106	230,465
The JM Smucker Co.	2,026	299,179
		1,382,343
Energy (3.4%):
APA Corp.	2,444	83,512
Chesapeake Energy Corp.	1,581	132,298
ConocoPhillips	1,278	132,414
Coterra Energy, Inc.	5,007	126,677
Diamondback Energy, Inc.	890	116,910
EOG Resources, Inc.	1,076	123,137
EQT Corp.	3,078	126,598
Halliburton Co.	3,302	108,933
HF Sinclair Corp.	2,781	124,060
Kinder Morgan, Inc.	12,120	208,706
Marathon Petroleum Corp.	1,151	134,207
ONEOK, Inc.	2,488	153,559
Ovintiv, Inc.	2,492	94,870
Phillips 66	1,384	132,006
Pioneer Natural Resources Co.	597	123,687
Targa Resources Corp.	1,790	136,219
The Williams Cos., Inc.	6,449	210,431
Valero Energy Corp.	966	113,312
		2,381,536
Financials (2.6%):
Aflac, Inc.	3,466	241,927
American Financial Group, Inc.	1,653	196,294
Ares Management Corp., Class A	1,694	163,217
East West BanCorp, Inc.	2,095	110,595
Equitable Holdings, Inc.	5,596	151,988
Erie Indemnity Co., Class A	826	173,468

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (2.6%): (continued)
Everest Re Group Ltd.	462	157,939
Franklin Resources, Inc.	5,479	146,344
Principal Financial Group, Inc.	2,174	164,876
Raymond James Financial, Inc.	1,753	181,909
Reinsurance Group of America, Inc.	1,277	177,107
		1,865,664
Health Care (0.3%):
Amgen, Inc.	961	213,361
		213,361
Industrials (5.5%):
A.O. Smith Corp.	2,286	166,375
Caterpillar, Inc.	762	187,490
CH Robinson Worldwide, Inc.	1,899	179,171
Eaton Corp. PLC	1,211	243,532
Fastenal Co.	3,568	210,476
General Dynamics Corp.	1,121	241,183
Honeywell International, Inc.	1,168	242,360
Hubbell, Inc.	786	260,606
Illinois Tool Works, Inc.	911	227,896
Johnson Controls International PLC	2,945	200,672
Lennox International, Inc.	594	193,686
Masco Corp.	2,991	171,624
Norfolk Southern Corp.	945	214,288
Paychex, Inc.	1,839	205,729
Snap-on, Inc.	951	274,069
Union Pacific Corp.	939	192,138
Waste Management, Inc.	1,622	281,287
Watsco, Inc.	473	180,435
		3,873,017
Information Technology (2.0%):
Broadcom, Inc.	264	229,002
Cognizant Technology Solutions Corp., Class A	2,696	175,995
Juniper Networks, Inc.	5,813	182,121
NetApp, Inc.	2,660	203,224
NXP Semiconductors N.V.	752	153,919
Seagate Technology Holdings PLC	1,942	120,152
Skyworks Solutions, Inc.	1,164	128,843
TE Connectivity Ltd.	1,419	198,887
		1,392,143
Materials (2.2%):
Avery Dennison Corp.	970	166,646
Celanese Corp.	1,138	131,780
CF Industries Holdings, Inc.	1,614	112,044
Eastman Chemical Co.	1,796	150,361
FMC Corp.	1,710	178,422

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan High Dividend Stock Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (2.2%): (continued)
International Paper Co.	4,414	140,409
LyondellBasell Industries N.V., Class A	1,734	159,233
Packaging Corp. of America	1,240	163,878
PPG Industries, Inc.	1,119	165,948
RPM International, Inc.	2,117	189,959
		1,558,680
Utilities (5.5%):
Alliant Energy Corp.	3,834	201,208
Ameren Corp.	2,484	202,868
American Electric Power Co., Inc.	2,309	194,418
American Water Works Co., Inc.	1,381	197,138
Atmos Energy Corp.	1,915	222,791
CenterPoint Energy, Inc.	7,444	216,993
CMS Energy Corp.	3,603	211,676
Consolidated Edison, Inc.	2,478	224,011
DTE Energy Co.	1,977	217,510
Entergy Corp.	1,958	190,650
Essential Utilities, Inc.	5,003	199,670
Evergy, Inc.	3,517	205,463
Eversource Energy	2,706	191,910
NextEra Energy, Inc.	2,448	181,642
NiSource, Inc.	7,457	203,949
Public Service Enterprise Group, Inc.	3,175	198,787
The Southern Co.	3,213	225,713
WEC Energy Group, Inc.	2,284	201,540
Xcel Energy, Inc.	3,108	193,224
		3,881,161
Total Common Stocks (Cost $16,416,845)		18,026,980

SECURITY DESCRIPTION	SHARES	VALUE ($)
Investment Company (74.1%)
Federated Hermes Treasury Obligations Fund, 4.96%(a)	52,271,087	52,271,087
Total Investment Company (Cost $52,271,087)		52,271,087
Total Investments (Cost $68,687,932) — 99.7%		70,298,067
Other assets in excess of liabilities — 0.3%		235,610
NET ASSETS — 100.00%		70,533,677

Percentages indicated are based on net assets as of June 30, 2023.

(a)	Rate disclosed is the 7-Day effective yield on June 30, 2023.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	9/15/23	2	$441,401	$448,825	$7,424
					$7,424

See notes to financial statements.

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (88.3%)
Communication Services (3.5%):
BT Group PLC	114,451	177,810
Cheil Worldwide, Inc.	9,840	135,397
Cogent Communications Holdings, Inc.	3,963	266,670
Gray Television, Inc.	9,428	74,293
HKT Trust & HKT Ltd.	220,000	255,778
KDDI Corp.	3,800	117,203
LG Uplus Corp.	30,155	245,570
Tele2 AB, Class B Shares	26,908	222,422
Telefonica Deutschland Holding AG	71,118	199,966
Telenor ASA	25,227	255,816
		1,950,925
Consumer Discretionary (8.9%):
Barratt Developments PLC	29,070	152,635
Big 5 Sporting Goods Corp.	11,399	104,415
Camping World Holdings, Inc., Class A	5,435	163,593
Carter’s, Inc.	1,823	132,350
Cracker Barrel Old Country Store, Inc.	1,778	165,674
Darden Restaurants, Inc.	1,456	243,268
Ethan Allen Interiors, Inc.	7,378	208,650
Foot Locker, Inc.	3,477	94,261
Franchise Group, Inc.	3,995	114,417
Garmin Ltd.	2,034	212,126
Guess?, Inc.	6,746	131,210
H&R Block, Inc.	4,255	135,607
Haverty Furniture Cos., Inc.	5,925	179,053
Kontoor Brands, Inc.	3,362	141,540
LCI Industries	1,552	196,111
Leggett & Platt, Inc.	5,363	158,852
MDC Holdings, Inc.	5,330	249,284
Movado Group, Inc.	4,743	127,255
Newell Brands, Inc.	8,954	77,900
Next PLC	1,747	153,065
Persimmon PLC	8,278	107,794
PetMed Express, Inc.	8,664	119,476
Smith & Wesson Brands, Inc.	12,877	167,916
Stellantis N.V.	15,620	274,220
Tapestry, Inc.	3,202	137,046
Taylor Wimpey PLC	113,205	147,700
The Aaron’s Co., Inc.	8,581	121,335
The Cheesecake Factory, Inc.	3,796	131,266
Travel + Leisure Co.	3,252	131,186
Upbound Group, Inc.	4,210	131,057

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (8.9%): (continued)
Vail Resorts, Inc.	734	184,792
Wolverine World Wide, Inc.	7,714	113,319
		4,908,373
Consumer Staples (3.7%):
B&G Foods, Inc.	13,141	182,923
Cal-Maine Foods, Inc.	3,430	154,350
Campbell Soup Co.	3,989	182,337
Energizer Holdings, Inc.	6,246	209,741
Flowers Foods, Inc.	10,183	253,353
Ingredion, Inc.	2,896	306,831
J Sainsbury PLC	75,998	259,590
Medifast, Inc.	1,221	112,527
Nu Skin Enterprises, Inc., Class A	4,073	135,224
Reynolds Consumer Products, Inc.	8,282	233,966
		2,030,842
Energy (9.4%):
Aker BP ASA	4,652	109,176
Ampol Ltd.	7,424	148,035
Antero Midstream Corp.	14,477	167,933
Archrock, Inc.	22,356	229,149
Chesapeake Energy Corp.	1,005	84,098
Chord Energy Corp.	988	151,954
Civitas Resources, Inc.	1,950	135,272
Comstock Resources, Inc.	9,840	114,144
CONSOL Energy, Inc.	1,753	118,871
Crescent Energy Co., Class A	9,846	102,595
CVR Energy, Inc.	3,287	98,479
DHT Holdings, Inc.	7,613	64,939
DT Midstream, Inc.	3,571	177,015
Enbridge, Inc.	6,818	253,449
Eni SpA	12,406	178,433
Equitrans Midstream Corp.	13,406	128,161
FLEX LNG Ltd.	3,928	119,922
HD Hyundai Co. Ltd.	3,894	177,027
HF Sinclair Corp.	2,160	96,358
Keyera Corp.	8,073	186,192
Kinder Morgan, Inc.	11,499	198,013
Kinetik Holdings, Inc.	3,015	105,947
New Fortress Energy, Inc.	2,583	69,173
Nordic American Tankers Ltd.	19,284	70,772
Northern Oil and Gas, Inc.	3,235	111,025
OMV AG	1,986	84,163
ONEOK, Inc.	2,201	135,846
Ovintiv, Inc.	2,481	94,452
Pembina Pipelines Corp.	5,577	175,360
Phillips 66	1,268	120,942

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (9.4%): (continued)
SFL Corp. Ltd.	23,331	217,678
Sitio Royalties Corp., Class A	5,322	139,809
S-Oil Corp.	2,061	104,333
TC Energy Corp.	4,794	193,772
The Williams Cos., Inc.	5,848	190,820
Vaalco Energy, Inc.	31,113	116,985
Valero Energy Corp.	818	95,951
Woodside Energy Group Ltd.	5,117	117,369
		5,183,612
Financials (21.1%):
ABN AMRO Bank N.V.	8,602	133,557
abrdn PLC	33,761	93,541
Ageas SA	2,854	115,560
A-Mark Precious Metals, Inc.	2,276	85,202
ANZ Group Holdings Ltd.	11,815	186,569
Ares Management Corp., Class A	1,235	118,992
Artisan Partners Asset Management, Inc., Class A	2,746	107,945
Assicurazioni Generali SpA	7,381	149,954
Axis Capital Holdings Ltd.	3,105	167,142
Bank of Hawaii Corp.	2,899	119,526
Bank OZK	4,194	168,431
Blue Owl Capital, Inc.	7,481	87,154
Brookline BanCorp, Inc.	13,567	118,576
Capitol Federal Financial, Inc.	18,972	117,057
CNA Financial Corp.	5,207	201,094
Columbia Banking System, Inc.	12,070	244,780
Credit Agricole SA	16,992	201,566
DB Insurance Co. Ltd.	2,682	151,850
First American Financial Corp.	2,345	133,712
First BanCorp	11,648	142,338
First Busey Corp.	8,928	179,453
First Financial BanCorp	8,136	166,300
First Hawaiian, Inc.	8,407	151,410
First Interstate BancSystem, Inc., Class A	6,057	144,399
FNB Corp.	17,828	203,952
Franklin Resources, Inc.	3,743	99,975
Great-West Lifeco, Inc.	5,698	165,485
Hana Financial Group, Inc.	3,832	114,006
Hanmi Financial Corp.	7,206	107,586
Hope BanCorp, Inc.	14,985	126,174
Industrial Bank of Korea	32,550	255,439
ING Groep N.V.	10,661	143,518
Intesa Sanpaolo SpA	61,837	161,928
Invesco Ltd.	5,460	91,783

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (21.1%): (continued)
Jackson Financial, Inc., Class A	2,313	70,801
Janus Henderson Group PLC	4,290	116,902
Jefferies Financial Group, Inc.	2,970	98,515
KBC Group N.V.	2,036	141,996
Korea Investment Holdings Co. Ltd.	2,344	91,796
Lazard Ltd., Class A	2,473	79,136
Legal & General Group PLC	34,127	98,499
Mediobanca Banca di Credito Finanziario SpA	17,150	205,087
MGIC Investment Corp.	11,458	180,922
Moelis & Co., Class A	2,009	91,088
Navient Corp.	5,537	102,877
New York Community BanCorp, Inc.	14,186	159,451
NH Investment & Securities Co. Ltd.	26,929	195,182
NN Group N.V.	4,039	149,439
Nordea Bank Abp	17,578	191,244
Northwest Bancshares, Inc.	15,051	159,541
Oceanfirst Financial Corp.	9,200	143,704
Old Republic International Corp.	8,617	216,890
Onemain Holdings, Inc.	2,219	96,948
Pacific Premier BanCorp, Inc.	5,136	106,212
Piper Sandler Cos.	795	102,762
Popular, Inc.	2,735	165,522
Poste Italiane SpA	9,493	102,708
Power Corp. of Canada	5,924	159,482
Principal Financial Group, Inc.	1,656	125,591
Prosperity Bancshares, Inc.	3,408	192,484
Radian Group, Inc.	7,391	186,844
Safety Insurance Group, Inc.	2,054	147,313
Samsung Fire & Marine Insurance Co. Ltd.	1,240	216,454
Samsung Securities Co. Ltd.	5,353	146,257
Sandy Spring BanCorp, Inc.	5,294	120,068
SBI Holdings, Inc.	5,900	113,211
Societe Generale SA	5,795	150,485
Southside Bancshares, Inc.	5,662	148,118
Stewart Information Services Corp.	2,735	112,518
Swiss Re AG	1,086	109,280
Synovus Financial Corp.	3,612	109,263
TFS Financial Corp.	14,335	180,191
The Bank of NT Butterfield & Son Ltd.	6,389	174,803
The Western Union Co.	14,601	171,270
UWM Holdings Corp.	21,246	118,978
Valley National BanCorp	13,671	105,950
Virtu Financial, Inc., Class A	7,703	131,644

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (21.1%): (continued)
Washington Trust BanCorp, Inc.	2,988	80,108
Webster Financial Corp.	3,797	143,337
WesBanco, Inc.	6,338	162,316
Westpac Banking Corp.	12,595	179,006
Woori Financial Group, Inc.	15,743	140,870
		11,649,017
Health Care (1.2%):
Amgen, Inc.	1,041	231,123
Organon & Co.	6,127	127,503
Patterson Cos., Inc.	8,272	275,126
		633,752
Industrials (11.3%):
ACCO Brands Corp.	32,882	171,315
ACS Actividades de Construccion y Servicios SA	11,814	414,678
Adecco Group AG	4,564	149,090
AP Moller - Maersk A/S, Class B	60	105,313
Aurizon Holdings Ltd.	105,677	275,893
Bouygues SA	9,559	320,820
CK Hutchison Holdings Ltd.	45,999	280,901
Costamare, Inc.	17,670	170,869
Deluxe Corp.	9,577	167,406
Eagle Bulk Shipping, Inc.	2,582	124,039
EMCOR Group, Inc.	755	139,509
Ennis, Inc.	5,538	112,864
Genco Shipping & Trading Ltd.	8,570	120,237
Golden Ocean Group Ltd.	14,049	106,070
HNI Corp.	9,467	266,780
Insteel Industries, Inc.	4,972	154,729
Kaman Corp.	5,678	138,146
Kennametal, Inc.	7,639	216,871
ManpowerGroup, Inc.	2,128	168,963
MDU Resources Group, Inc.	9,612	201,275
MillerKnoll, Inc.	6,228	92,050
Mitsui OSK Lines Ltd.	6,300	150,907
MSC Industrial Direct Co., Inc.	3,411	325,000
Nippon Yusen KK	6,000	132,659
PACCAR, Inc.	4,034	337,444
Pitney Bowes, Inc.	27,097	95,923
Ryder System, Inc.	1,543	130,831
Singapore Technologies Engineering Ltd.	110,200	299,931
SITC International Holdings Co. Ltd.	39,721	72,490
Trinity Industries, Inc.	7,045	181,127
Triton International Ltd.	3,866	321,883
Watsco, Inc.	638	243,378

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (11.3%): (continued)
Xinyi Glass Holdings Ltd.	40,731	63,417
		6,252,808
Information Technology (1.0%):
Broadcom, Inc.	222	192,570
National Instruments Corp.	2,486	142,696
NetApp, Inc.	2,790	213,156
		548,422
Materials (8.9%):
Amcor PLC	18,442	184,051
Anglo American PLC	2,700	76,557
Antofagasta PLC	5,550	102,962
Ardagh Metal Packaging SA	20,141	75,730
BASF SE	2,983	144,738
BHP Group Ltd.	4,620	138,431
Boliden AB	2,410	69,641
CRH PLC	3,389	186,735
Eastman Chemical Co.	1,915	160,324
Element Solutions, Inc.	8,823	169,402
Evonik Industries AG	8,011	152,352
Fortescue Metals Group Ltd.	7,220	106,653
Huntsman Corp.	5,361	144,854
ICL Group Ltd.	19,921	108,103
International Paper Co.	6,472	205,874
JFE Holdings, Inc.	15,000	213,127
Kumho Petrochemical Co. Ltd.	1,313	132,237
LyondellBasell Industries N.V., Class A	1,930	177,232
Newmont Corp.	2,530	107,930
Nippon Steel Corp.	9,800	204,042
Norsk Hydro ASA	14,377	85,491
OCI N.V.	3,687	88,382
Packaging Corp. of America	1,789	236,434
POSCO Holdings, Inc.	668	196,709
Ramaco Resources, Inc., Class A	8,776	74,069
Ramaco Resources, Inc., Class B(a)	0	2
Rio Tinto PLC	2,240	141,804
Sonoco Products Co.	4,055	239,326
South32 Ltd.	36,121	90,453
Southern Copper Corp.	1,844	132,289
SunCoke Energy, Inc.	18,631	146,626
The Chemours Co.	3,556	131,181
The Scotts Miracle-Gro Co.	1,595	99,991
Tronox Holdings PLC	8,591	109,192
Westrock Co.	5,335	155,088
Yara International ASA	4,022	142,074
		4,930,086

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Real Estate (1.5%):
Hang Lung Properties Ltd.	35,832	55,332
Henderson Land Development Co. Ltd.	49,412	146,930
Kennedy-Wilson Holdings, Inc.	16,212	264,742
New World Development Co. Ltd.	44,576	109,681
Sino Land Co. Ltd.	154,901	190,372
Vonovia SE	2,565	50,082
		817,139
Utilities (17.8%):
Algonquin Power & Utilities Corp.	19,928	164,738
ALLETE, Inc.	5,408	313,502
Alliant Energy Corp.	3,477	182,473
American Electric Power Co., Inc.	2,231	187,850
Avangrid, Inc.	5,557	209,388
Avista Corp.	7,673	301,319
Black Hills Corp.	4,994	300,938
Brookfield Infrastructure Corp., Class A	5,286	240,936
CK Infrastructure Holdings Ltd.	38,727	204,862
Clearway Energy, Inc., Class C	7,413	211,715
CLP Holdings Ltd.	29,542	229,604
CMS Energy Corp.	2,833	166,439
Consolidated Edison, Inc.	2,462	222,565
DTE Energy Co.	1,596	175,592
Emera, Inc.	6,989	287,875
Enagas SA	12,975	254,825
Endesa SA	12,270	263,069
Enel SpA	30,204	203,269
Engie SA	15,982	265,544
Entergy Corp.	1,829	178,090
Evergy, Inc.	3,348	195,590
Eversource Energy	2,568	182,122
FirstEnergy Corp.	5,047	196,227
Hawaiian Electric Industries, Inc.	5,079	183,860
IDACORP, Inc.	1,980	203,148
National Fuel Gas Co.	2,841	145,914
NiSource, Inc.	5,557	151,984
Northwest Natural Holding Co.	6,061	260,926
NorthWestern Corp.	6,313	358,326
NRG Energy, Inc.	4,303	160,889
OGE Energy Corp.	5,558	199,588
ONE Gas, Inc.	2,778	213,378
Pinnacle West Capital Corp.	2,930	238,678
Portland General Electric Co.	7,570	354,503
Power Assets Holdings Ltd.	46,485	243,528

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (17.8%): (continued)
Public Service Enterprise Group, Inc.	3,129	195,907
Red Electrica Corp. SA	15,841	265,915
Snam SpA	45,665	238,512
Spire, Inc.	4,200	266,448
SSE PLC	5,551	129,765
The Southern Co.	3,375	237,094
UGI Corp.	4,198	113,220
Unitil Corp.	2,732	138,540
Vistra Corp.	6,469	169,811
WEC Energy Group, Inc.	2,063	182,039
Xcel Energy, Inc.	809	50,295
		9,840,800
Total Common Stocks (Cost $52,487,796)		48,745,776
Total Investments (Cost $52,487,796) — 88.3%		48,745,776
Other assets in excess of liabilities — 11.7%		6,449,869
NET ASSETS — 100.00%		55,195,645

Percentages indicated are based on net assets as of June 30, 2023.

(a)	Non-income producing security.

See notes to financial statements.

Schedule of Portfolio Investments - continued

June 30, 2023 (Unaudited)

Timothy Plan Market Neutral ETF

Futures Contracts

Short Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index	9/15/23	153	$(14,432,764)	$(14,563,305)	$(130,541)
Mini MSCI EAFE Index	9/15/23	153	(16,365,939)	(16,489,575)	(123,636)
S&P 500 Index E-mini	9/15/23	254	(55,231,795)	(57,000,775)	(1,768,980)
					$(2,023,157)

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E Mini Future Index	9/15/23	112	$33,015,081	$34,354,880	$1,339,799
					1,339,799
Total Net Futures Contracts					$(683,358)

See notes to financial statements.

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

Timothy Plan

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
ASSETS:
Investments, at value (Cost $70,111,040 and $183,349,842)	$74,549,647	$205,560,116
Cash and cash equivalents	246,681	876,281
Deposits with broker for futures contracts	59,113	201,200
Interest and dividends receivable	54,794	116,884
Variation margin receivable on open futures contracts	840	10,971
Total Assets	74,911,075	206,765,452
LIABILITIES:
Payable for capital shares redeemed	—	11,334
Accrued expenses and other payables:
Investment advisory fees	31,442	84,899
Total Liabilities	31,442	96,233
Net Assets	74,879,633	206,669,219
NET ASSETS CONSIST OF:
Capital	$78,251,161	$197,931,596
Total distributable earnings/(loss)	(3,371,528)	8,737,623
Net Assets	$74,879,633	$206,669,219

Shares Outstanding (unlimited shares authorized, no par value):	2,350,000	5,750,000
Net asset value per share:	$31.86	$35.94

See notes to financial statements.

Statements of Assets and Liabilities - continued

June 30, 2023 (Unaudited)

Timothy Plan

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
ASSETS:
Investments, at value (Cost $178,029,237 and $87,377,245)	$184,659,454	$89,610,913
Foreign currency, at value (Cost $— and $62,441)	—	62,441
Cash and cash equivalents	749,815	239,917
Deposits with broker for futures contracts	192,226	99,663
Interest and dividends receivable	199,575	131,302
Variation margin receivable on open futures contracts	10,500	3,901
Reclaims receivable	—	246,100
Total Assets	185,811,570	90,394,237
LIABILITIES:
Accrued expenses and other payables:
Investment advisory fees	77,481	45,904
Total Liabilities	77,481	45,904
Net Assets	185,734,089	90,348,333
NET ASSETS CONSIST OF:
Capital	$192,584,749	$96,447,587
Total distributable earnings/(loss)	(6,850,660)	(6,099,254)
Net Assets	$185,734,089	$90,348,333

Shares Outstanding (unlimited shares authorized, no par value):	5,900,000	3,600,000
Net asset value per share:	$31.48	$25.10

See notes to financial statements.

Statements of Assets and Liabilities - continued

June 30, 2023 (Unaudited)

Timothy Plan

	Timothy Plan US Large/Mid Cap Core Enhanced ETF	Timothy Plan High Dividend Stock Enhanced ETF
ASSETS:
Investments, at value (Cost $59,146,412 and $68,687,932)	$61,816,701	$70,298,067
Deposits with broker for futures contracts	81,077	49,092
Interest and dividends receivable	172,843	213,705
Variation margin receivable on open futures contracts	2,625	3,096
Total Assets	62,073,246	70,563,960
LIABILITIES:
Accrued expenses and other payables:
Investment advisory fees	26,271	30,283
Total Liabilities	26,271	30,283
Net Assets	62,046,975	70,533,677
NET ASSETS CONSIST OF:
Capital	$70,144,991	$80,280,697
Total distributable earnings/(loss)	(8,098,016)	(9,747,020)
Net Assets	$62,046,975	$70,533,677

Shares Outstanding (unlimited shares authorized, no par value):	2,700,000	3,100,000
Net asset value per share:	$22.98	$22.75

See notes to financial statements.

Statements of Assets and Liabilities - continued

June 30, 2023 (Unaudited)

Timothy Plan

Timothy Plan Market Neutral ETF
ASSETS:
Investments, at value (Cost $52,487,796)	$48,745,776
Foreign currency, at value (Cost $13,941)	13,941
Cash and cash equivalents	723,621
Deposits with broker for futures contracts	5,950,714
Interest and dividends receivable	130,211
Receivable for investments sold	18,355
Reclaims receivable	16,023
Total Assets	55,598,641
LIABILITIES:
Variation margin payable on open futures contracts	372,814
Accrued expenses and other payables:
Investment advisory fees	30,182
Total Liabilities	402,996
Net Assets	55,195,645
NET ASSETS CONSIST OF:
Capital	$56,788,212
Total distributable earnings/(loss)	(1,592,567)
Net Assets	$55,195,645

Shares Outstanding (unlimited shares authorized, no par value):	2,270,000
Net asset value per share:	$24.32

See notes to financial statements.

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Timothy Plan

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
Investment Income:
Dividend income	$624,419	$1,543,706
Interest income	957	2,440
Foreign tax withholding	(753)	(954)
Total Income	624,623	1,545,192
Expenses:
Investment advisory fees	186,917	503,599
Total Expenses	186,917	503,599
Net Investment Income (Loss)	437,706	1,041,593
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	(2,572,003)	(4,711,474)
Net realized gains (losses) from in-kind transactions	1,461,979	3,846,006
Net realized gains (losses) from futures contracts	20,912	100,626
Net change in unrealized appreciation/depreciation on investments	4,294,993	14,355,652
Net change in unrealized appreciation/depreciation on futures contracts	3,881	26,833
Net realized/unrealized gains on investments	3,209,762	13,617,643
Change in net assets resulting from operations	$3,647,468	$14,659,236

See notes to financial statements.

Statements of Operations - continued

For the Six Months Ended June 30, 2023 (Unaudited)

Timothy Plan

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
Investment Income:
Dividend income	$2,801,380	$2,047,368
Interest income	2,487	1,798
Foreign tax withholding	(2,378)	(252,631)
Total Income	2,801,489	1,796,535
Expenses:
Investment advisory fees	479,617	255,879
Total Expenses	479,617	255,879
Net Investment Income (Loss)	2,321,872	1,540,656
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign currency transactions	(4,209,007)	(927,031)
Net realized gains (losses) from in-kind transactions	2,162,027	601,609
Net realized gains (losses) from futures contracts	90,072	31,617
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,442,095	5,671,346
Net change in unrealized appreciation/depreciation on futures contracts	38,940	5,770
Net realized/unrealized gains on investments	1,524,127	5,383,311
Change in net assets resulting from operations	$3,845,999	$6,923,967

See notes to financial statements.

Statements of Operations - continued

For the Six Months Ended June 30, 2023 (Unaudited)

Timothy Plan

	Timothy Plan US Large/Mid Cap Core Enhanced ETF	Timothy Plan High Dividend Stock Enhanced ETF
Investment Income:
Dividend income	$735,496	$1,166,809
Interest income	1,202	1,046
Foreign tax withholding	(190)	(587)
Total Income	736,508	1,167,268
Expenses:
Investment advisory fees	162,118	183,333
Total Expenses	162,118	183,333
Net Investment Income (Loss)	574,390	983,935
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	(5,167,668)	(4,542,443)
Net realized gains (losses) from in-kind transactions	211,843	183,172
Net realized gains (losses) from futures contracts	35,701	22,833
Net change in unrealized appreciation/depreciation on investments	2,696,329	1,920,400
Net change in unrealized appreciation/depreciation on futures contracts	6,424	12,037
Net realized/unrealized losses on investments	(2,217,371)	(2,404,001)
Change in net assets resulting from operations	$(1,642,981)	$(1,420,066)

See notes to financial statements.

Statements of Operations - continued

For the Period January 24, 2023(a) through June 30, 2023 (Unaudited)

Timothy Plan

Timothy Plan Market Neutral ETF
Investment Income:
Dividend income	$1,425,586
Interest income	96,218
Foreign tax withholding	(108,912)
Total Income	1,412,892
Expenses:
Investment advisory fees	160,470
Total Expenses	160,470
Net Investment Income (Loss)	1,252,422
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign currency transactions	(368,574)
Net realized gains (losses) from in-kind transactions	90,633
Net realized gains (losses) from futures contracts	2,864,424
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,741,757)
Net change in unrealized appreciation/depreciation on futures contracts	(683,358)
Net realized/unrealized losses on investments	(1,838,632)
Change in net assets resulting from operations	$(586,210)

(a)	Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets

Timothy Plan

	Timothy Plan US Small Cap Core ETF		Timothy Plan US Large/ Mid Cap Core ETF
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$437,706	$616,478	$1,041,593	$1,678,151
Net realized gains (losses) from investment	(1,089,112)	(2,052,508)	(764,842)	3,512,756
Net change in unrealized appreciation/depreciation on investments	4,298,874	(6,766,772)	14,382,485	(27,559,191)
Change in net assets resulting from operations	3,647,468	(8,202,802)	14,659,236	(22,368,284)
Distributions to Shareholders:
Distributions	(372,145)	(611,312)	(915,091)	(1,744,329)
Change in net assets resulting from distributions to shareholders	(372,145)	(611,312)	(915,091)	(1,744,329)
Change in net assets resulting from capital transactions	182,588	23,444,251	13,865,194	35,032,028
Change in net assets	3,457,911	14,630,137	27,609,339	10,919,415
Net Assets:
Beginning of period	71,421,722	56,791,585	179,059,880	168,140,465
End of period	$74,879,633	$71,421,722	$206,669,219	$179,059,880
Capital Transactions:
Proceeds from shares issued	$7,931,242	$29,554,740	$31,018,018	$72,349,537
Cost of shares redeemed	(7,748,654)	(6,110,489)	(17,152,824)	(37,317,509)
Change in net assets resulting from capital transactions	$182,588	$23,444,251	$13,865,194	$35,032,028

Share Transactions:
Issued	250,000	950,000	900,000	2,100,000
Redeemed	(250,000)	(200,000)	(500,000)	(1,100,000)
Change in Shares	—	750,000	400,000	1,000,000

See notes to financial statements.

Statements of Changes in Net Assets - continued

Timothy Plan

	Timothy Plan High Dividend Stock ETF		Timothy Plan International ETF
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,321,872	$3,767,126	$1,540,656	$2,099,169
Net realized gains (losses) from investment	(1,956,908)	8,299,401	(293,805)	(5,566,343)
Net change in unrealized appreciation/depreciation on investments	3,481,035	(15,924,582)	5,677,116	(13,295,853)
Change in net assets resulting from operations	3,845,999	(3,858,055)	6,923,967	(16,763,027)
Distributions to Shareholders:
Distributions	(2,072,114)	(3,952,230)	(1,350,017)	(1,877,299)
Change in net assets resulting from distributions to shareholders	(2,072,114)	(3,952,230)	(1,350,017)	(1,877,299)
Change in net assets resulting from capital transactions	4,974,174	55,213,923	7,899,299	12,688,674
Change in net assets	6,748,059	47,403,638	13,473,249	(5,951,652)
Net Assets:
Beginning of period	178,986,030	131,582,392	76,875,084	82,826,736
End of period	$185,734,089	$178,986,030	$90,348,333	$76,875,084
Capital Transactions:
Proceeds from shares issued	$20,475,671	$118,769,570	$13,751,937	$33,869,369
Cost of shares redeemed	(15,501,497)	(63,555,647)	(5,852,638)	(21,180,695)
Change in net assets resulting from capital transactions	$4,974,174	$55,213,923	$7,899,299	$12,688,674

Share Transactions:
Issued	650,000	3,700,000	550,000	1,300,000
Redeemed	(500,000)	(2,000,000)	(250,000)	(850,000)
Change in Shares	150,000	1,700,000	300,000	450,000

See notes to financial statements.

Statements of Changes in Net Assets - continued

Timothy Plan

	Timothy Plan US Large/Mid Cap Core Enhanced ETF		Timothy Plan High Dividend Stock Enhanced ETF
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$574,390	$724,655	$983,935	$1,441,508
Net realized gains (losses) from investment	(4,920,124)	(5,944,956)	(4,336,438)	(5,402,354)
Net change in unrealized appreciation/depreciation on investments	2,702,753	(3,083,008)	1,932,437	(2,335,339)
Change in net assets resulting from operations	(1,642,981)	(8,303,309)	(1,420,066)	(6,296,185)
Distributions to Shareholders:
Distributions	(421,659)	(812,493)	(793,783)	(1,626,064)
From return of capital	—	(31,102)	—	—
Change in net assets resulting from distributions to shareholders	(421,659)	(843,595)	(793,783)	(1,626,064)
Change in net assets resulting from capital transactions	(5,947,946)	9,879,040	4,692,734	28,896,178
Change in net assets	(8,012,586)	732,136	2,478,885	20,973,929
Net Assets:
Beginning of period	70,059,561	69,327,425	68,054,792	47,080,863
End of period	$62,046,975	$70,059,561	$70,533,677	$68,054,792
Capital Transactions:
Proceeds from shares issued	$—	$11,041,046	$7,008,884	$50,702,912
Cost of shares redeemed	(5,947,946)	(1,162,006)	(2,316,149)	(21,806,735)
Change in net assets resulting from capital transactions	$(5,947,946)	$9,879,040	$4,692,735	$28,896,177

Share Transactions:
Issued	—	450,000	300,000	2,000,000
Redeemed	(250,000)	(50,000)	(100,000)	(850,000)
Change in Shares	(250,000)	400,000	200,000	1,150,000

See notes to financial statements.

Statements of Changes in Net Assets - continued

Timothy Plan

Timothy Plan Market Neutral ETF
For the Period January 24, 2023(a) through June 30, 2023
(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,252,422
Net realized gains (losses) from investment	2,586,483
Net change in unrealized appreciation/depreciation on investments	(4,425,115)
Change in net assets resulting from operations	(586,210)
Distributions to Shareholders:
Distributions	(1,006,357)
Change in net assets resulting from distributions to shareholders	(1,006,357)
Change in net assets resulting from capital transactions	54,288,212
Change in net assets	52,695,645
Net Assets:
Beginning of period	2,500,000
End of period	$55,195,645
Capital Transactions:
Proceeds from shares issued	$58,989,103
Cost of shares redeemed	(4,700,891)
Change in net assets resulting from capital transactions	$54,288,212

Share Transactions:
Issued	2,360,000
Redeemed	(190,000)
Change in Shares	2,170,000

(a)	Commencement of operations.

See notes to financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan US Small Cap Core ETF
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$30.39	$35.49	$27.71	$25.55	$24.73
Investment Activities:
Net Investment Income (Loss)(b)	0.19	0.34	0.40	0.32	0.02
Net Realized and Unrealized Gains (Losses) on Investments	1.44	(5.11)	7.78	2.15	0.82
Total from Investment Activities	1.63	(4.77)	8.18	2.47	0.84
Distributions to Shareholders:
Net Investment Income	(0.16)	(0.33)	(0.40)	(0.31)	(0.02)
Total Distributions	(0.16)	(0.33)	(0.40)	(0.31)	(0.02)
Net Asset Value, End of Period	$31.86	$30.39	$35.49	$27.71	$25.55
Total Return(c)	5.37%	(13.45%)	29.62%	9.99%	3.39%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.22%	1.09%	1.20%	1.45%	0.89%
Net Assets, End of Period (000’s)	$74,880	$71,422	$56,792	$31,869	$10,222
Portfolio Turnover(c)(e)	38%	58%	57%	78%	—

Amounts designated as “—” are 0 or have been rounded to 0.

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan US Large/Mid Cap Core ETF
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$33.47	$38.65	$30.93	$27.23	$25.16
Investment Activities:
Net Investment Income (Loss)(b)	0.18	0.35	0.24	0.23	0.21
Net Realized and Unrealized Gains (Losses) on Investments	2.45	(5.17)	7.72	3.72	2.04
Total from Investment Activities	2.63	(4.82)	7.96	3.95	2.25
Distributions to Shareholders:
Net Investment Income	(0.16)	(0.36)	(0.24)	(0.25)	(0.18)
Total Distributions	(0.16)	(0.36)	(0.24)	(0.25)	(0.18)
Net Asset Value, End of Period	$35.94	$33.47	$38.65	$30.93	$27.23
Total Return(c)	7.89%	(12.48%)	25.82%	14.67%	9.01%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.07%	1.02%	0.69%	0.88%	1.22%
Net Assets, End of Period (000’s)	$206,669	$179,060	$168,140	$163,904	$134,795
Portfolio Turnover(c)(e)	16%	26%	27%	45%	17%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan High Dividend Stock ETF
	For the Six Months Ended June 30, 2023(a)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$31.13	$32.49	$25.88	$26.89	$25.10
Investment Activities:
Net Investment Income (Loss)(b)	0.39	0.73	0.61	0.57	0.48
Net Realized and Unrealized Gains (Losses) on Investments	0.31	(1.35)	6.60	(0.96)	1.74
Total from Investment Activities	0.70	(0.62)	7.21	(0.39)	2.22
Distributions to Shareholders:
Net Investment Income	(0.35)	(0.74)	(0.60)	(0.62)	(0.43)
Total Distributions	(0.35)	(0.74)	(0.60)	(0.62)	(0.43)
Net Asset Value, End of Period	$31.48	$31.13	$32.49	$25.88	$26.89
Total Return(c)	2.28%	(1.88%)	28.10%	(1.17%)	9.00%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.52%	2.32%	2.07%	2.45%	2.81%
Net Assets, End of Period (000’s)	$185,734	$178,986	$131,582	$122,911	$94,132
Portfolio Turnover(c)(e)	24%	42%	43%	68%	23%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan International ETF
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$23.30	$29.06	$26.98	$25.58	$24.80
Investment Activities:
Net Investment Income (Loss)(b)	0.46	0.66	0.56	0.47	0.04
Net Realized and Unrealized Gains (Losses) on Investments	1.73	(5.82)	2.21	1.40	0.77
Total from Investment Activities	2.19	(5.16)	2.77	1.87	0.81
Distributions to Shareholders:
Net Investment Income	(0.39)	(0.60)	(0.69)	(0.47)	(0.03)
Total Distributions	(0.39)	(0.60)	(0.69)	(0.47)	(0.03)
Net Asset Value, End of Period	$25.10	$23.30	$29.06	$26.98	$25.58
Total Return(c)	9.43%	(17.80%)	10.34%	7.66%	3.25%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	3.73%	2.72%	1.94%	1.98%	1.99%
Net Assets, End of Period (000’s)	$90,348	$76,875	$82,827	$71,500	$23,018
Portfolio Turnover(c)(e)	19%	39%	42%	63%	12%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan US Large/Mid Cap Core Enhanced ETF
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022		For the period July 29, 2021(a) to December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$23.75	$27.19		$25.00
Investment Activities:
Net Investment Income (Loss)(b)	0.21	0.25		0.11
Net Realized and Unrealized Gains (Losses) on Investments	(0.82)	(3.40)		2.16
Total from Investment Activities	(0.61)	(3.15)		2.27
Distributions to Shareholders:
Net Investment Income	(0.16)	(0.28)		(0.08)
Return of Capital	—	(0.01)		—
Total Distributions	(0.16)	(0.29)		(0.08)
Net Asset Value, End of Period	$22.98	$23.75		$27.19
Total Return(c)	(2.58%)	(11.58%)		9.09%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%		0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.84%	1.05%		1.00%
Net Assets, End of Period (000’s)	$62,047	$70,060		$69,327
Portfolio Turnover(c)(e)	117%	155	%(f)	13%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.
(f)	Portfolio turnover increased significantly due changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan High Dividend Stock Enhanced ETF
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022		For the period July 29, 2021(a) to December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$23.47	$26.90		$25.00
Investment Activities:
Net Investment Income (Loss)(b)	0.32	0.60		0.28
Net Realized and Unrealized Gains (Losses) on Investments	(0.78)	(3.37)		1.86
Total from Investment Activities	(0.46)	(2.77)		2.14
Distributions to Shareholders:
Net Investment Income	(0.26)	(0.66)		(0.24)
Total Distributions	(0.26)	(0.66)		(0.24)
Net Asset Value, End of Period	$22.75	$23.47		$26.90
Total Return(c)	(1.96%)	(10.44%)		8.59%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%		0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.79%	2.39%		2.50%
Net Assets, End of Period (000’s)	$70,534	$68,055		$47,081
Portfolio Turnover(c)(e)	28%	191	%(f)	16%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.
(f)	Portfolio turnover increased significantly due changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

Timothy Plan Market Neutral ETF
For the period January 24, 2023(a) to June 30, 2023
(Unaudited)
Net Asset Value, Beginning of Period	$25.00
Investment Activities:
Net Investment Income (Loss)(b)	0.54
Net Realized and Unrealized Gains (Losses) on Investments	(0.79)
Total from Investment Activities	(0.25)
Distributions to Shareholders:
Net Investment Income	(0.43)
Total Distributions	(0.43)
Net Asset Value, End of Period	$24.32
Total Return(c)	(1.03%)

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	5.04%
Net Assets, End of Period (000’s)	$55,196
Portfolio Turnover(c)(e)	6%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Notes to Financial Statements

June 30, 2023 (Unaudited)

Timothy Plan

1. ORGANIZATION:

The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust is comprised of multiple series funds, six of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US Large/Mid Cap Core ETF (“US Large/Mid Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), Timothy Plan International ETF (“International ETF”), Timothy Plan US Large/Mid Cap Core Enhanced ETF (“US Large/Mid Cap Core Enhanced ETF”), Timothy Plan High Dividend Stock Enhanced ETF (“High Dividend Stock Enhanced ETF”), and Timothy Plan Market Neutral ETF (“Market Neutral ETF”) (individually, a “Fund” and collectively, the “Funds”). Market Neutral ETF commenced operations on January 24, 2023. The Funds, except for the Market Neutral ETF, seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large/Mid Cap Core ETF, High Dividend Stock ETF, International ETF, US Large/Mid Cap Core Enhanced ETF, and High Dividend Stock Enhanced ETF are the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large/Mid Cap Volatility Weighted BRI Index, Victory US Large Cap High Dividend Volatility Weighted BRI Index, Victory International Volatility Weighted BRI Index, Victory US Large/Mid Cap Long/Cash Volatility Wtd BRI Index, and Victory US Large Cap High Div Long/Cash Vol Wtd BRI Index (individually, an “Index” and collectively, the “Indices”), respectively. The Market Neutral ETF seeks to provide high current income and low correlation to stocks and bonds. The remaining series funds are presented in separate annual reports.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant

Notes to Financial Statements - continued

June 30, 2023 (Unaudited)

Timothy Plan

and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US Small Cap Core ETF	$250	2.00%
US Large/Mid Cap Core ETF	$500	2.00%
High Dividend Stock ETF	$250	2.00%
International ETF	$4,500	2.00%
US Large/Mid Cap Core ETF	$500	2.00%
High Dividend Stock Enhanced ETF	$250	2.00%
Neutral Market ETF	$250	2.00%

*	As a percentage of the amount invested.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Notes to Financial Statements - continued

June 30, 2023 (Unaudited)

Timothy Plan

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges including, common stocks and American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by valuation designee and under the general supervision and oversight of the Trust’s Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

US Small Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$74,549,647	$—	$—	$74,549,647
	$—	$—	$—	$—
Total Investment Securities	74,549,647	—	—	74,549,647
Other Financial Instruments*
Futures Contracts	2,102	—	—	2,102
Total Investments	$74,551,749	$—	$—	$74,551,749

Notes to Financial Statements - continued

June 30, 2023 (Unaudited)

Timothy Plan

US Large/Mid Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$205,560,116	$—	$—	$205,560,116
	$—	$—	$—	$—
Total Investment Securities	205,560,116	—	—	205,560,116
Other Financial Instruments*
Futures Contracts	28,292	—	—	28,292
Total Investments	$205,588,408	$—	$—	$205,588,408

High Dividend Stock ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$184,659,454	$—	$—	$184,659,454
	$—	$—	$—	$—
Total Investment Securities	184,659,454	—	—	184,659,454
Other Financial Instruments*
Futures Contracts	26,001	—	—	26,001
Total Investments	$184,685,455	$—	$—	$184,685,455

International ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$89,590,999	$—	$19,914	$89,610,913
	$—	$—	$—	$—
Total Investment Securities	89,590,999	—	19,914	89,610,913
Other Financial Instruments*
Futures Contracts	1,814	—	—	1,814
Total Investments	$89,592,813	$—	$19,914	$89,612,727

US Large/Mid Cap Core Enhanced ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$16,005,919	$—	$—	$16,005,919
Investment Companies	$45,810,782	$—	$—	$45,810,782
Total Investment Securities	61,816,701	—	—	61,816,701
Other Financial Instruments*
Futures Contracts	6,953	—	—	6,953
Total Investments	$61,823,654	$—	$—	$61,823,654

Notes to Financial Statements - continued

June 30, 2023 (Unaudited)

Timothy Plan

High Dividend Stock Enhanced ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$18,026,980	$—	$—	$18,026,980
Investment Companies	$52,271,087	$—	$—	$52,271,087
Total Investment Securities	70,298,067	—	—	70,298,067
Other Financial Instruments*
Futures Contracts	7,424	—	—	7,424
Total Investments	$70,305,491	$—	$—	$70,305,491

Market Neutral ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$48,745,776	$—	$—	$48,745,776
Total Investment Securities	48,745,776	—	—	48,745,776
Other Financial Instruments*
Futures Contracts	(683,358)	—	—	(683,358)
Total Investments	$48,062,418	$—	$—	$48,062,418

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally at the unrealized appreciation/(depreciation) on the instrument.

As of June 30, 2023, there were no transfers into/out of Level 3.

Real Estate Investment Trusts (“REITs”):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Notes to Financial Statements - continued

June 30, 2023 (Unaudited)

Timothy Plan

Futures Contracts:

During the period ended June 30, 2023, the Funds used futures contracts to provide market exposure on the Funds’ cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. Deposits for futures for the Funds are reported as Deposit with broker for futures contracts on the Statement of Assets and Liabilities. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin. The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statements of Operations.

Average Notional Value

The table below summarizes the monthly average notional value of futures contracts for the period ended June 30, 2023.

Fund	Average Notional Value
US Small Cap Core ETF	$262,603
US Large/Mid Cap Core ETF	$907,567
High Dividend Stock ETF	$908,121
International ETF	$351,863
US Large/Mid Cap Core Enhanced ETF	$313,535
High Dividend Stock Enhanced ETF	$208,921
Market Neutral ETF	$(35,787,001)

Notes to Financial Statements - continued

June 30, 2023 (Unaudited)

Timothy Plan

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
US Small Cap Core ETF	$2,102	$—
US Large/Mid Cap Core ETF	28,292	—
High Dividend Stock ETF	26,001	—
International ETF	1,814	—
High Dividend Stock Enhanced ETF	7,424	—
US Large/Mid Cap Core Enhanced ETF	6,953	—
Market Neutral ETF	—	683,358

*

For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended June 30, 2023:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized as a Result from Operations
	Net realized gains (losses) from futures transactions	Net Change in unrealized appreciation (depreciation) on futures transactions
Equity Risk Exposure:
US Small Cap Core ETF	$20,912	$3,881
US Large/Mid Cap Core ETF	100,626	26,833
High Dividend Stock ETF	90,072	38,940
International ETF	31,617	5,770
US Large/Mid Cap Core Enhanced ETF	35,701	6,424
High Dividend Stock Enhanced ETF	22,833	12,037
Market Neutral ETF	2,864,424	(683,358)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange

Notes to Financial Statements - continued

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Timothy Plan

rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly by the Funds. Distributable net realized gains, if any, are declared and distributed at least annually by each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. Each Fund identifies its major tax jurisdiction as U.S. Federal.

As of and during the period ended June 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the period ended June 30, 2023 were as follows:

	Excluding in-kind transactions		Associated with in-kind transactions
Fund	Purchases	Sales	Purchases	Sales
US Small Cap Core ETF	$27,776,986	$27,804,839	$7,885,577	$7,718,774
US Large/Mid Cap Core ETF	30,385,733	30,383,335	30,829,211	17,054,125
High Dividend Stock ETF	44,256,385	43,974,532	20,379,498	15,399,747
International ETF	16,577,764	15,583,705	12,296,453	5,403,429
High Dividend Stock Enhanced ETF	17,362,096	69,971,293	6,966,868	1,462,318
US Large/Mid Cap Core Enhanced ETF	58,195,039	108,112,162	—	1,450,853
Market Neutral ETF	57,064,475	2,804,687	2,257,161	3,757,673

Notes to Financial Statements - continued

June 30, 2023 (Unaudited)

Timothy Plan

For the period ended June 30, 2023, there were no purchases or sales of U.S. Government Securities.

4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:

Timothy Partners, Ltd. (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds. US Small Cap Core ETF, US Large/Mid Cap Core ETF, High Dividend Stock ETF, High Dividend Stock Enhanced ETF, and US Large/Mid Cap Core Enhanced ETF pay a Management Fee equivalent to 0.52%, International ETF pays a Management Fee equivalent to 0.62%, and Market Neutral ETF pays a Management Fee equivalent to 0.65% of the Fund’s average daily net assets, computed daily and paid monthly.

Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a Services Agreement with the Trust.

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.

Drake Compliance LLC provides compliance services to the Trust.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.

5. INVESTMENT RISKS:

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Each Fund may be subject to other risks in addition to these identified risks.

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Excluded Security Risk

Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. Biblically Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI screening criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Notes to Financial Statements - continued

June 30, 2023 (Unaudited)

Timothy Plan

Foreign Securities Risk

Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

6. FEDERAL INCOME TAX INFORMATION:

As of December 31, 2022, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Small Cap Core ETF	$71,102,583	$137,188	$(13,985)	$123,203
US Large/Mid Cap Core ETF	170,452,519	17,067,022	(9,227,092)	7,839,930
High Dividend Stock ETF	174,800,140	11,356,724	(8,154,129)	3,202,595
International ETF	80,157,764	3,884,558	(7,812,525)	(3,927,967)
US Large/Mid Cap Core Enhanced ETF	71,137,149	2,195,305	(3,351,250)	(1,155,945)
High Dividend Stock Enhanced ETF	68,762,675	1,553,446	(2,409,853)	(856,407)

The tax characteristics of distributions paid to shareholders during the year ended December 31, 2022 were as follows:

	Year Ended December 31, 2022
	Distributions Paid From:
Fund	Ordinary Income	Total Taxable Distributions	Return of Capital	Total Distributions Paid
US Small Cap Core ETF	$611,312	$611,312	$—	$611,312
US Large/Mid Cap Core ETF	1,744,329	1,744,329	—	1,744,329
High Dividend Stock ETF	3,952,230	3,952,230	—	3,952,230
International ETF	1,877,299	1,877,299	—	1,877,299
US Large/Mid Cap Core Enhanced ETF	812,493	812,493	31,102	843,595
High Dividend Stock Enhanced ETF	1,626,064	1,626,064	—	1,626,064

Notes to Financial Statements - continued

June 30, 2023 (Unaudited)

Timothy Plan

7. SUBSEQUENT EVENTS:

Management of the Funds has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds’ financial statements.

8. NEW REGULATORY PRONOUNCEMENT:

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Other Information (Unaudited)

June 30, 2023

Timothy Plan

Premium/Discount Information

The Funds’ website at https://timothyplan.com shows the previous day’s closing NAV and closing market price for each Fund’s ETF Shares. The website also discloses, in the Premium/Discount section of each Fund’s page, how frequently each Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

Proxy Voting and Form N-PORT Information

Proxy Voting:

Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC’s website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N- PORT. Forms N- PORT are available on the SEC’s website at www.sec.gov.

Expense Examples:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire periods presented below.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Other Information (Unaudited) - continued

June 30, 2023

Timothy Plan

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value 6/30/23	Actual Expenses Paid During Period 1/1/23 - 6/30/23*	Hypothetical Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23
US Small Cap Core ETF
ETF Shares	$1,000	$1,053.70	$1,022.22	$2.65	$2.61	0.52%

US Large/Mid Cap Core ETF
ETF Shares	$1,000	$1,078.90	$1,022.22	$2.68	$2.61	0.52%

High Dividend Stock ETF
ETF Shares	$1,000	$1,022.80	$1,022.22	$2.61	$2.61	0.52%

International ETF
ETF Shares	$1,000	$1,094.30	$1,021.72	$3.22	$3.11	0.62%

US Large/Mid Cap Core Enhanced ETF
ETF Shares	$1,000	$974.20	$1,022.22	$2.55	$2.61	0.52%

High Dividend Stock Enhanced ETF
ETF Shares	$1,000	$980.40	$1,022.22	$2.55	$2.61	0.52%

Market Neutral ETF
ETF Shares	$1,000	$989.70	$1,021.51	$2.78**	$2.83**	0.65%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**

Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 157/365 (to reflect the number of days from commencement of operations on January 24, 2023 through June 30, 2023).

Liquidity Risk Management Program

June 30, 2023 (Unaudited)

Timothy Plan Fund of Funds

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (LPA) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment adviser and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception on December 1, 2018 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held in February, 2023.

During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Approval of Investment Advisory and Sub-Advisory Agreement

June 30, 2023 (Unaudited)

Timothy Plan

Investment Advisory Agreement between the Trust and Timothy Partners, Ltd. (“TPL”)

The initial approval of the Investment Advisory Agreement (the “IA Agreement”) between the Trust and Timothy Partners, Ltd. (“TPL” or “Advisor”), on behalf of the Timothy Plan Market Neutral ETF (the “Market Neutral ETF”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on November 18, 2022.

At the meeting, the Board discussed the Advisor and the Market Neutral ETF with Trust Management, including the Advisor’s compliance program, distribution plan, marketing strategy, and investment personnel and the Advisor’s overall relationship and interactions with Trust Management. The Board noted that fund counsel, on behalf of the Board, had sent a request for information to the Advisor, and that the Advisor had responded with a memorandum addressed to the Board along with supporting documentation. A description of the material factors considered by the Board in approving the IA Agreement are set forth below.

Nature, Extent, and Quality of Services. The Board reviewed materials provided by the Advisor regarding the nature, extent, and quality of the services to be provided to the Market Neutral ETF by the Advisor, including an overview of the Advisor and the personnel that would perform services for the Market Neutral ETF. The Board reviewed the most recent Form ADV for the Advisor and considered the qualifications, background, and responsibilities of the members of the Advisor’s portfolio management team who would oversee the day-to-day investment management and operations of the Market Neutral ETF.

Fees and Expenses. The Board next considered information regarding the Market Neutral ETF’s projected expense ratio and its various components, including the proposed management fee for the Market Neutral ETF. They compared the Market Neutral ETF’s proposed fees, projected expenses, and overall expense ratio to expense information for the Market Neutral ETF’s peer group, as presented by the Advisor. The Trustees found that the proposed management fee rate appeared to be not unreasonable for the management of the Market Neutral ETF’s portfolio under the strategy described for the initial term of the Advisory Agreement.

Profitability. The Board considered the Advisor’s anticipated profitability. The Board considered that the Market Neutral ETF is not yet operational, and no record of profitability exists. The Trustees also took into account the Advisor’s estimated costs of managing the Market Neutral ETF and information provided by the Adviser regarding its financial condition.

Economies of Scale. The Board considered whether the Advisor would realize economies of scale with respect to its management of the Market Neutral ETF.

After further discussion of the factors noted above and in reliance of the information provided by the Advisor and Trust Management and taking into account the totality of all factors discussed and information presented, the Board indicated its desire to approve the IA Agreement. It was noted that in the Trustees’ deliberations regarding the approval of the IA Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above.

Victory Capital Management, Inc.-Sub-Advisory Agreement

The initial approval of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Trust, the Advisor and Victory Capital Management, Inc. (the ”Sub-Advisor”), on behalf of the Market Neutral ETF, was approved by the Board, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on November 18, 2022.

At the meeting, the Board discussed the Sub-Advisor and the Market Neutral ETF with Trust Management, including the Sub-Advisor’s compliance program, distribution plan, marketing strategy, and investment personnel and the Sub-Advisor’s overall relationship and interactions with Trust Management. Trust Management gave a favorable report regarding Advisor and the proposed Market Neutral ETF. The Board noted that fund counsel, on behalf of the Board, had sent a request for

Approval of Investment Advisory and Sub-Advisory Agreement - continued

June 30, 2023 (Unaudited)

Timothy Plan

information to the Sub-Advisor, and that the Sub-Advisor had responded with a memorandum addressed to the Board along with supporting documentation. A description of the material factors considered by the Board in approving the Sub-Advisory Agreement are set forth below.

Nature, Extent, and Quality of Services. The Board reviewed materials provided by the Sub-Advisor regarding the nature, extent, and quality of the services to be provided to the Market Neutral ETF by the Sub-Advisor, including an overview of the Sub-Advisor and the personnel that would perform services for the Market Neutral ETF. The Board reviewed the Sub-Advisor’s Code of Ethics and the most recent Form ADV for the Sub-Advisor. The Board additionally considered the qualifications, background, and responsibilities of the members of the Sub-Advisor’s portfolio management team who would oversee the day-to-day investment management and operations of the Market Neutral ETF.

Fees and Expenses. The Board next considered information regarding the Market Neutral ETF’s projected expense ratio and its various components, including the proposed sub-advisory fee for the Market Neutral ETF. The Board found that the proposed sub-advisory fee rate appeared to be not unreasonable for the management of the Market Neutral ETF’s portfolio under the strategy described for the initial term of the Sub-Advisory Agreement.

Profitability. The Board considered the Sub-Advisor’s anticipated profitability. The Board also took into account the Sub-Advisor’s estimated costs of managing the Market Neutral ETF and information provided by the Sub-Adviser regarding its financial condition.

Economies of Scale. The Board considered whether the Sub-Advisor would realize economies of scale with respect to its management of the Market Neutral ETF.

After further discussion of the factors noted above and in reliance of the information provided by the Sub-Advisor and Trust Management and taking into account the totality of all factors discussed and information presented, the Board indicated its desire to approve the Sub-Advisory Agreement. It was noted that in the Trustees’ deliberations regarding the approval of the Sub-Advisory Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above.

At an in-person meeting held on February 23-24, 2023, the Trustees considered the Investment Advisory Agreement between the Trust and Timothy Partners, Ltd. (the “Advisor” or “TPL”) for the U.S. Large Cap Core ETF, High Dividend Stock ETF, U.S. Small Cap Core ETF, International ETF, Large/Mid Core Enhanced ETF and High Dividend Stock Enhanced ETF (each, a “Fund” and together, the “Funds”). Fund counsel reviewed the standards of review required of Trustees, and Independent Trustees in particular, with respect to the renewal of advisory and sub-advisory agreements.

The Trustees reviewed the questionnaire responses provided by TPL and the related documents in support of those responses. With respect to the questionnaire responses, the Trustees noted that the questionnaire appeared to fully include requests for information relating to all areas of required inquiry, and that TPL’s responses were satisfactory. The Trustees then generally reviewed TPL’s responses, including but not limited to the conduct of its business operations and personnel changes, a description of the compensation received by TPL from the Funds, and information relating to the Advisor’s compliance and operational policies and procedures. In addition, the Trustees had requested and received financial statements of TPL for its fiscal year ended December 31, 2022 and noted that updated financial statements were provided at each Trustees Meeting.

Initially, the Trustees reviewed and discussed at length the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectuses. The Trustees noted that the Advisor had managed the Funds since their inceptions, had developed, implemented and provided continuous monitoring of the Biblically Responsible Investing (“BRI”) screens utilized by the Funds, oversaw and monitored the ongoing activities of the Funds’ Sub-Advisor, and provided general management services to the Funds. In each of these areas, the Trustees concluded that TPL had performed in a satisfactory manner.

Approval of Investment Advisory and Sub-Advisory Agreement - continued

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Timothy Plan

The Trustees reviewed reports provided in advance of the meeting from TPL relating to the fees charged by TPL, noting that each Fund had a unitary management fee. The Trustees considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. In light of the unique facts and circumstances applicable to this Trust, the Trustees agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Trustees next discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Trustees noted TPL’s efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment manager to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds.

The Trustees also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Trustees noted that TPL’s current fee structure did not include breakpoints that would reduce the Advisor’s fee rate as the Funds grow in assets, but the Trustees noted that the Funds currently were not large enough to realize meaningful economies of scale.

The Trustees next considered the investment performance of each Fund and the Advisor’s oversight of the investment manager for the Funds. The Trustees noted that comprehensive performance information was provided at each Trustees Meeting, and the Trustees incorporated that information into their considerations. The Trustees concluded that each Fund’s performance was satisfactory.

The Trustees then reviewed the internal operations of TPL and examined whether TPL received any ancillary benefits from its relationship with the Trust. The Trustees noted that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any material ancillary benefits or profits deriving from its relationship with the Funds other than advisory fees.

After careful discussion and consideration, the Independent Trustees, themselves constituting a majority of the Trustees, voted to renew the Advisory Agreement until February 28, 2024. In approving the renewal of the Advisory Agreement, the Trustees did not place specific emphasis on any one factor discussed above, and individual Trustees may have weighted each factor differently. Further, the Independent Trustees were advised by counsel during their consideration of the Advisory Agreement renewal and the Sub-Advisor Agreement renewals.

Victory Capital Management, Inc.; Sub-Advisor to the U.S. Large/Mid Cap Core ETF, High Dividend Stock ETF, U.S. Small Cap Core ETF, International ETF, Large/Mid Core Enhanced ETF and High Dividend Stock Enhanced ETF.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Victory Capital Management, Inc. (“Victory”), on behalf of each Fund. The Trustees considered the following factors in arriving at its conclusions to renew the Victory Sub-Advisory Agreement for an additional year. The Trustees first noted that TPL recommended that the Victory Agreement should be renewed for an additional year. The Trustees also considered the review of the Funds provided by UBS PRIME Consultants. The Trustees then considered the fees charged by Victory in light of the services provided by Victory. The Trustees noted that the fees payable to Victory were not obligations of the Trust but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the Funds in light of the services provided by Victory. After careful consideration, the Trustees agreed that the fees charged by Victory and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Victory.

Next, the Trustees discussed the nature, extent and quality of Victory’s services to each Fund, including the investment performance of the Funds under Victory’s investment management. The Board considered the past performance of the Funds over various time periods ended December 31, 2022. As each Fund is an index-based ETF, the Board additionally reviewed information regarding each Fund’s performance as compared to its respective underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for index-based Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The Board also

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Timothy Plan

noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index. The Board reviewed information regarding each Fund’s index tracking, discussing, as applicable, factors which contributed to each Fund’s tracking error. The Board noted that each of U.S. Large/Mid Cap Core ETF, High Dividend Stock ETF, U.S. Small Cap Core ETF, International ETF and High Dividend Stock Enhanced ETF had underperformed their respective underlying indexes over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds that are not incurred by their underlying indexes. The Board also considered that the Large/Mid Core Enhanced ETF had outperformed its respective underlying index over certain periods. The Board considered that Victory discussed other factors which had contributed to the Funds’ tracking error, including cash drag and the process of rebalancing the Funds’ portfolios. The Board noted management’s representations that the Funds’ performance in tracking their respective underlying indexes was within the range of expectations. The Board concluded that, after taking these factors into account, each of the Funds satisfactorily tracked its underlying index.

After careful consideration, the Trustees, including the independent Trustees separately concurring, determined that the renewal of the Victory Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Victory Sub-Advisory Agreement for an additional one-year period, the Trustees did not place specific emphasis on any one factor discussed above, and individual Trustees may have weighted each factor differently.

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Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY. You should consider the Fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the Fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

Visit our website at	Call Timothy Plan at
etf.timothyplan.com	800.846.7526

Item 2.	Code of Ethics.

Not applicable __ only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable __ only for annual reports.

Item 6.	Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable __ only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Timothy Plan

By (Signature and Title)	/s/Arthur D. Ally
Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date	August 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Arthur D. Ally
Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date	August 30, 2023